As filed with the Securities and Exchange Commission on June 30, 2006

Securities Act Registration No. 333-41461

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ☒

Pre-Effective Amendment No.    1

Post-Effective Amendment No.    ☐

MONTEAGLE FUNDS (FORMERLY MEMORIAL FUNDS)
(Exact Name of Registrant as Specified in Charter)

6550 DIRECTORS PKWY
ABILENE, TEXAS 79606
(Address of Principal Executive Offices) (Zip Code)

(325) 795-2111
(Registrant's Telephone Number, including Area Code)

CARL CLAYTON PETERSON, PRESIDENT
6550 DIRECTORS PARKWAY
ABILENE, TEXAS 79606
(Name and Address of Agent for Service)

With Copy To:

Paul B. Ordonio, Esquire Vice President and Secretary 6550 Directors Parkway Abilene, Texas 79606	Donald S. Mendelsohn, Esquire Thompson Hine LLP 312 Walnut Street 14th Floor Cincinnati, OH 45202-4-89

Title of securities being registered: Shares of series of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-214).

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

UNIFIED SERIES TRUST
431 North Pennsylvania Street
Indianapolis, IN 46204

July 3, 2006

Dear Shareholder:

On behalf of the Board of Trustees of the Unified Series Trust ("Unified Trust"), we are pleased to invite you to a Special Meeting of Shareholders (the “Meeting”) of Unified Trust with respect to three of its series, the Monteagle Fixed Income Fund, the Monteagle Value Fund and the Monteagle Large Cap Growth Fund (each a “Monteagle Fund” and collectively, the “Monteagle Funds) to be held on Wednesday, July 12, 2006 at 9:30 a.m. Eastern Time at 431 North Pennsylvania Street, Indianapolis, IN 46204.

At the Special Meeting, you will be asked to approve an Agreement and Plan of Reorganization, dated as of June 5, 2006 by and between the Unified Trust and Memorial Trust, on behalf of the Monteagle Fixed Income Bond Fund ("New Fixed Income Fund"), the Monteagle Value Fund ("New Value Fund"), and the Monteagle Large Cap Growth Fund ("New Large Cap Growth Fund") (each a “Memorial Fund" and collectively, the “Memorial Funds”), each a series of the Memorial Trust. The reorganization of each Monteagle Fund into a corresponding Memorial Fund is as follows:

Monteagle Funds	Memorial Funds
Monteagle Fixed Income Fund	New Fixed Income Fund
Monteagle Value Fund	New Value Fund*
Monteagle Large Cap Growth Fund	New Large Cap Growth Fund*

*Please note that the New Value Fund and the New Large Cap Growth Fund are newly created series of the Memorial Trust. For more information on this reorganization, please read the enclosed combined prospectus/proxy statement.

In conjunction with the reorganizations, the Memorial Trust is changing its name from "Memorial Funds" to "Monteagle Funds". In addition, shareholders of the New Fixed Income Fund are being asked, by separate proxy solicitation, to (i) approve a proposed Management Agreement with Nashville Capital Corporation (the current investment manager of the Monteagle Funds) to serve as the investment manager of the New Fixed Income Fund, (ii) approve a proposed Sub-advisory Agreement between Memorial Trust, Nashville Capital and Howe and Rusling , Inc. (the current sub-advisor to the Monteagle Fixed Income Fund) with respect to the New Fixed Income Fund and (iii) approve a proposal to revise that Fund's investment objective and principal investment strategy(ies) to be more compatible with the investment objective and principal investment strategy(ies) of the Monteagle Fixed Income Fund (the "Related Proposals"). Even if the reorganization discussed in this Proxy/Prospectus is approved by a majority of the outstanding shares of the Monteagle Fixed Income Fund, the reorganization will not be completed unless the New Fixed Income Fund shareholders approve the Related Proposals.

The Board of Trustees of Unified Trust unanimously approved the Agreement and Plan of Reorganization at meetings held on February 13, 2006 and May 15, 2006. The management of the Monteagle Funds believes that the shareholders of the Monteagle Funds will benefit from the larger asset base of the combined funds, a more diversified shareholder base that is expected to result from the combination, lower expenses, increased opportunities for asset growth and anticipated economies of scale that are expected to be realized from the reorganization.

The details of the proposed Agreement and Plan of Reorganization are set forth in the combined Prospectus/Proxy Statement that accompanies this letter. We encourage you to read it thoroughly. In addition, we have included a list of commonly asked questions and answers on the next page.

Shareholders may cast their votes according to the instructions provided in the enclosed proxy materials.

Your vote is important to us regardless of the number of shares you own. In order to conduct the Special Meeting, a majority of shares must be represented in person or by proxy. Please vote promptly.

If you have any questions on the reorganization, please call 1-877-272-9746.

We thank you for your continued confidence and support of the Monteagle Funds.

Sincerely,

Anthony J. Ghoston
President
Unified Series Trust

QUESTIONS AND ANSWERS TO THE MONTEAGLE REORGANIZATION

While we encourage you to read the full text of the enclosed proxy statement/prospectus, below is a brief overview of the proposal, which will require your vote.

Q.	What are shareholders being asked to vote on at the upcoming special meeting on July 12, 2006?

A.
The Board of Trustees of Unified Trust has called the special meeting at which you will be asked to vote on the reorganization (the “Reorganization”) of your Monteagle Fund into the corresponding Memorial Fund.

Q.	Why did the Board of Trustees approve the Reorganization?

A.
After conducting due diligence regarding the Reorganization, the Unified Trust Board of Trustees unanimously approved the Reorganization. The Board of Trustees considered the opportunities for reduced management fees, increased economies of scale, greater opportunities for asset growth and a more diversified shareholder base. After careful consideration, the Board of Trustees determined that the Reorganization is in the best interests of the shareholders of each Monteagle Fund.

The Board of Trustees recommends that you vote FOR the Reorganization.

Q.	What fund will I hold following the Reorganization?

A.	Listed below are the Monteagle Funds and the corresponding Memorial Funds:

This Monteagle Fund Will Merge With	This Memorial Fund
Monteagle Fixed Income Fund	New Fixed Income Fund
Monteagle Value Fund	New Value Fund
Monteagle Large Cap Growth Fund	New Large Cap Growth Fund

Q.	What are the differences between my Monteagle Fund and the corresponding Memorial Fund?

A.
Shareholders of each Monteagle Fund will be placed into the corresponding Memorial Fund as depicted above. All of the Monteagle Funds have investment objectives and principal investment strategies substantially similar to the investment objectives and strategies of their corresponding Monteagle Funds. For a more complete description of each Fund's investment objectives and strategies, please read the section entitled “Investment Objectives” in the enclosed combined prospectus/proxy statement.

Q.	Who will manage my Monteagle Fund after the Reorganization?

A.	The portfolio managers who are currently responsible for the day-to-day management of the Monteagle Funds will continue to manage the corresponding Memorial Funds after the Reorganization.

Q.	Will I incur any transaction costs as a result of the Reorganization?

A.	Shareholders will not incur any transaction costs, e.g. sales charges or redemption fees, as a result of the transaction.

Q.	Will I receive new shares in exchange for my current shares?

A.	Yes. Upon approval and completion of the Reorganization, you will receive shares of the corresponding Memorial Fund equal in value to your Monteagle Fund shares.

Q.	What is the timetable for the Reorganization?

A.	If approved by shareholders of record at the shareholder meeting, the Reorganization is expected to occur on or about July 17, 2006.

Q.	Will the Monteagle Funds have to pay any fees or expenses in connection with the Reorganization?

A.	No. The investment managers, Nashville Capital Corporation and Parkway Advisors, L.P., or one of their affiliates, will bear the costs of the Reorganization.

Q.	Will the Reorganization create a taxable event for me?

A.	No. The Reorganization is intended to have no direct or indirect federal income tax consequences for you.

Q.	What happens if the Reorganization is not approved?

A.
If shareholders of each Monteagle Fund voting separately do not approve the Reorganization, the Reorganization will not take effect and the Board of Trustees will take such action as it deems to be in the best interests of the Monteagle Funds and their shareholders.

Q.	Who should I call with questions about this proxy?

A.	If you have any questions regarding this proxy, please contact Monteagle Funds by calling 1-877-272-9746.

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD. YOUR VOTE IS VERY IMPORTANT!

UNIFIED SERIES FUNDS
431 North Pennsylvania Street
Indianapolis, IN 46204

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To be held on July 12, 2006

Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of Unified Series Funds ("Unified Trust") with respect to three of its series, the Monteagle Fixed Income Fund, the Monteagle Value Fund and the Monteagle Large Cap Growth Fund (each a “Monteagle Fund” and collectively, the “Monteagle Funds) to be held on Wednesday, July 12, 2006 at 9:30 a.m. Eastern Time, for the purpose of considering the proposals set forth below:

1.
Approval of the Agreement and Plan of Reorganization, which provides for: (i) the transfer of all of the assets and liabilities of each Monteagle Fund in exchange for shares of the corresponding series of the Memorial Funds ("Memorial Trust" which at the successful completion of reorganization will change its name to the Monteagle Trust); (ii) the distribution of shares of each series of the Memorial Trust so received to shareholders of the corresponding Monteagle Fund; and (iii) the termination under state law of the Monteagle Fund.

2.	To transact such other business as may properly come before the special meeting or any adjournment thereof.

Shareholders of the respective Monteagle Funds will vote separately and the proposed Reorganization will be effected only if each Monteagle Fund's shareholders approve the proposal. The proposal, if approved by a Monteagle Fund, will result in the transfer of the assets and liabilities of the Monteagle Fund to the corresponding series of the Memorial Trust in return for shares of such series (each a "Memorial Fund" and collectively, the "Memorial Funds") (the "Reorganization").

Shareholders of record as of the close of business on July 1, 2006 are entitled to notice of, and to vote at the Meeting, or any adjournment of this meeting.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF UNIFIED TRUST. YOU MAY EXECUTE THE PROXY CARD BY ONE OF THE METHODS DESCRIBED IN THE PROXY CARD. RETURNING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY, OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

By Order of the Board of Trustees,

Freddie Jacobs, Jr.
Secretary

July 3, 2006

PROXY STATEMENT/PROSPECTUS

Dated June 30, 2006

Relating to the acquisition of the assets of series of the

UNIFIED SERIES TRUST
431 North Pennsylvania Street
Indianapolis, IN 46204
1-800-386-3111

by and in exchange for shares of certain series of the

MONTEAGLE FUNDS (FORMERLY MEMORIAL FUNDS)
6550 Directors Parkway
Abilene, TX 79606
1-888-263-5593

This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of Unified Series Trust ("Unified Trust") in connection with the Special Meeting of Shareholders (the "Meeting") of the Monteagle Fixed Income Fund, the Monteagle Value Fund and the Monteagle Large Cap Growth Fund (each a “Monteagle Fund” and collectively, the “Monteagle Funds), each a series of United Trust, to be held on July 12, 2006 at 9:30 a.m., Eastern Time ("ET"), at 431 North Pennsylvania Street, Indianapolis, Indiana 46204. At the Meeting, shareholders of each Monteagle Fund, voting separately, will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Reorganization Agreement"), by and between Unified Trust and Monteagle Funds (formerly Memorial Funds) (the "Memorial Trust"), on behalf of the Monteagle Fixed Income Fund ("New Fixed Income Fund"), Monteagle Value Fund ("New Value Fund") and Monteagle Large Cap Growth Fund ("New Large Cap Growth Fund") (each a "Memorial Fund" and collectively, the "Memorial Funds"), each a series of Memorial Trust. Unified Trust and Memorial Trust are referred to collectively as the "Trusts" and the participating series of the Trusts are referred to collectively as the "Funds." A copy of the Reorganization Agreement is attached as Exhibit A.

None of the Monteagle Funds will be reorganized unless all three funds approve the reorganization proposed.

Proposals

1.
Approval of the Agreement and Plan of Reorganization, which provides for: (i) the transfer of all of the assets and liabilities of each Monteagle Fund in exchange for shares of the corresponding series of the Memorial Trust; (ii) the distribution of shares of each series of Memorial Trust so received to shareholders of the corresponding Monteagle Fund; and (iii) the termination under state law of the Monteagle Fund.

2.	To transact such other business as may properly come before the Meeting or any adjournment thereof.

The Reorganization Agreement provides that each Monteagle Fund will transfer all of its assets and liabilities to the corresponding Memorial Fund listed opposite its name in the chart below:

Monteagle Funds	Memorial Funds
Monteagle Fixed Income Fund	New Fixed Income Fund
Monteagle Value Fund	New Value Fund*
Monteagle Large Cap Growth Fund	New Large Cap Growth Fund*
*Please note that the New Value Fund and the New Large Cap Growth Fund are newly created series of the Memorial Trust.

In exchange for these transfers of these assets and liabilities, each Memorial Fund will simultaneously issue shares to the corresponding Monteagle Fund as listed above in an amount equal in value to the net asset value of the Monteagle Fund's shares (the "Reorganization"). These transfers are expected to occur on or about July 17, 2006 (the "Closing Date").

Immediately after the transfer of the Monteagle Funds' assets and liabilities, the Monteagle Funds will make a liquidating distribution to their shareholders of the Memorial Fund shares received, so that a holder of shares in a Monteagle Fund at the Effective Time of the Reorganization will receive a number of shares of the corresponding Memorial Fund with the same aggregate value as the shareholder had in the Monteagle Fund immediately before the Reorganization. At the Effective Time of the Reorganization, shareholders of each Monteagle Fund will become shareholders of the corresponding Memorial Fund, and thereafter the Monteagle Funds will be terminated under state law.

Each Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Nashville Capital Corporation ("Nashville Capital"), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), is the investment adviser to the Monteagle Funds. Howe and Rusling, Inc., Robinson Investment Group, Inc. and Northstar Capital Management, Inc. serve as sub-advisors to the Monteagle Fixed Income Fund, the Monteagle Value Fund and the Monteagle Large Cap Growth Fund, respectively. Unified Fund Services, Inc. serves as the Monteagle Funds' administrator, transfer agent and fund accountant. Unified Financial Securities, Inc. serves as the Monteagle Funds' principal underwriter.

In conjunction with the reorganizations, the Memorial Trust is changing its name from "Memorial Funds" to "Monteagle Funds". In addition, shareholders of the New Fixed Income Fund are being asked, by separate proxy solicitation, to approve (i) a proposed Management Agreement with Nashville Capital to serve as the investment manager of the New Fixed Income Fund, (ii) a proposed Sub-advisory Agreement between Memorial Trust, Nashville Capital and Howe and Rusling with respect to the New Fixed Income Fund and (iii) a proposal to revise that Fund's investment objective and principal investment strategy(ies) to be more compatible with the investment objective and principal investment strategy(ies) of the Monteagle Fixed Income Fund (the "Related Proposals"). Even if the reorganization discussed in this Proxy/Prospectus is approved by a majority of the outstanding shares of the Monteagle Fixed Income Fund, the reorganization will not be completed unless the New Fixed Income Fund shareholders approve the Related Proposals.

Nashville Capital also will be the investment manager to the New Value Fund and the New Large Cap Growth Fund. Robinson Investment Group, Inc. and Northstar Capital Management, Inc. will serve as sub-advisors to the New Value Fund and the New Large Cap Growth Fund, respectively.

ii

Citco Mutual Fund Services, Inc. ("CMFS"), provides administration, fund accounting, transfer agency and dividend disbursing agency services to the Memorial Funds. Citco Mutual Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of CMFS, is the principal underwriter of the Memorial Funds. The Distributor is a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers.

This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each of the Monteagle Funds should know before voting on the Reorganization and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the U.S. Securities and Exchange Commission (the "SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated May 15, 2006 relating to this Proxy Statement/Prospectus and including certain financial information about the Monteagle Funds and the Memorial Funds, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by calling toll-free 1-888-263-5593.

For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Monteagle Funds, see the prospectuses for the Monteagle Funds, dated May 15, 2006, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus. A Statement of Additional Information for the Monteagle Funds dated May 15, 2006, has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectuses and Statement of Additional Information for the Monteagle Funds are available upon request and without charge by calling 1-877-272-9746.

For a more detailed information about practices (such as share purchasing, selling, exchanging, tax consequences, service providers, market timing, privacy policy) of the Government Bond Fund (which will remain the same upon completion of the reorganization), see the Government Bond Fund Prospectus dated February 27, 2006, hereby incorporated in its entirety, and accompanying this Proxy Statement/Prospectus. Additionally, the Government Bond Fund prospectus dated February 27, 2006 is being furnished for historical performance and accounting purposes. Upon, completion of the reorganization, the Monteagle Fixed Income Fund’s performance and accounting will become the surviving combined Fund’s history.

For a more detailed discussion of the investment objectives, policies, risks and restrictions of the New Value Fund and New Large Cap Growth Funds, see the prospectuses dated June 30, 2006, which have been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. Copies of all the referenced prospectuses for the Memorial Funds accompany this Proxy Statement/Prospectus. A Statement of Additional Information for the Memorial Funds dated June 30, 2006 has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus. Copies are available upon request and without charge by calling 1-888-263-5593.

The Annual Report for the Monteagle Funds for the fiscal year ended August 31, 2005 and the Semi-Annual Report for the period ended February 28, 2006 can be obtained without charge by call 1-877-272-9746. The Annual Report for the Memorial Funds for the fiscal year ended December 31, 2005 can be obtained without charge on the by calling 1-888-263-5593. The Annual Reports and the Semi-Annual Report for the Monteagle Funds also are available on the SEC's website at www.sec.gov.

This Proxy Statement/Prospectus constitutes the proxy statement of Monteagle Funds for the Meeting and is expected to be sent to shareholders on or about July 3, 2006.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

iii

TABLE OF CONTENTS
PAGE
SYNOPSIS	1
The Reorganization	1
The Funds	2
Fees and Expenses	2
Investment Objectives	12
Investment Limitations	16
The Funds' Purchase, Exchange and Redemption Procedures	21
PRINCIPAL RISKS	24
INFORMATION RELATING TO THE REORGANIZATION	25
Description of the Reorganization.	25
Costs of Reorganization.	26
Federal Income Taxes.	26
Capitalization.	27
REASONS FOR THE REORGANIZATION	27
SHAREHOLDER RIGHTS	28
INFORMATION ABOUT THE MEMORIAL FUNDS AND THE MONTEAGLE FUNDS	31
VOTING MATTERS	32
OTHER BUSINESS	35
SHAREHOLDER INQUIRIES	35
EXHIBIT A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
EXHIBIT B - MANAGEMENT DISCUSSION OF FUND PERFORMANCE	B-1

SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of each Monteagle Fund with those of its corresponding Memorial Fund. This Synopsis is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. The Synopsis is qualified in its entirety by reference to the prospectuses for the Monteagle and Memorial Funds. For more complete information, please read the prospectus for each Memorial Fund.

The Reorganization

Background. Pursuant to the Reorganization Agreement (attached hereto as Exhibit A), each Monteagle Fund will transfer all of its assets and liabilities to its corresponding Memorial Fund in exchange solely for shares of that Memorial Fund. Each of the Monteagle Funds will distribute the Memorial Fund shares that it receives to its shareholders in complete liquidation. Each of the Monteagle Funds will thereafter be terminated under state law. The result of the Reorganization is that shareholders of each Monteagle Fund will become shareholders of the corresponding Memorial Fund. No front-end sales charges or contingent deferred sales charges will be imposed in connection with these transactions.

The Board of Trustees of Unified Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of each of the Monteagle Funds and their shareholders, and that the interests of existing shareholders in the Monteagle Funds would not be diluted as a result of the transactions contemplated by the Reorganization. The Board of Trustees of the Unified Trust recommends that you vote FOR approval of the Reorganization.

Upon approval of the reorganizations, the Memorial Trust will change its name from "Memorial Funds" to "Monteagle Funds". In addition, shareholders of the New Fixed Income Fund are being asked, by separate proxy solicitation, to approve (i) a proposed Management Agreement with Nashville Capital to serve as the investment manager of the New Fixed Income Fund, (ii) a proposed Sub-advisory Agreement between Memorial Trust, Nashville Capital and Howe and Rusling, Inc. with respect to the New Fixed Income Fund and (iii) a proposal to revise that Fund's investment objective and principal investment strategy(ies) to be more compatible with the investment objective and principal investment strategy(ies) of the Monteagle Fixed Income Fund (the "Related Proposals"). Even if the reorganization discussed in this Proxy/Prospectus is approved by a majority of the outstanding shares of the Monteagle Fixed Income Fund, the reorganization will not be completed unless the New Fixed Income Fund shareholders approve the Related Proposals.

Tax Consequences. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, shareholders of the Monteagle Funds will not recognize gain or loss in the transaction. Nevertheless, the sale of securities by the Monteagle Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization.

Special Considerations and Risk Factors. The investment objectives and policies of the participating Memorial Funds and the corresponding Monteagle Funds are substantially similar. Therefore, an investment in a Memorial Fund will involve investment risks that are, in most respects, the same as those of its corresponding Monteagle Fund. For a more complete discussion of the risks associated with the respective Funds, see "Principal Risks" below.

The Funds

Business of the Funds. Unified Trust is an open-end management investment company organized as an Ohio business trust on October 17, 2002. United Trust offers redeemable shares in different series of investment portfolios. Each Monteagle Fund is a series of Unified Trust. Memorial is an open-end management investment company organized as a Delaware business trust on November 25, 1997 that offers redeemable shares in different series of investment portfolios. Each Memorial Fund is a series of Memorial Trust. Each of the Monteagle Funds and the Memorial Funds offers one class of shares.

Fees and Expenses

Under the Reorganization Agreement, each Monteagle Fund will transfer all of its assets and liabilities to the corresponding Memorial Fund. The following comparative fee tables show the current fees and expenses for each of the Monteagle Funds and the corresponding Memorial Funds. Because the New Value Fund and the New Large Cap Growth Fund were not operational as of the date of this Prospectus/Proxy statement, the fees shown for those Memorial Funds are fees and expenses shareholders would pay if the Reorganization is approved.

The Monteagle Funds and the Memorial Funds have adopted different management fee structures. The Monteagle Funds charge a higher Investment Management Fee, but the investment manager then waives its fee and/or reimburse expenses so that a Fund's Total Operating Expenses, excluding certain expenses, does not exceed a maximum level. These waivers and reimbursements remain in effect for one year and are renewable annually at the discretion of the investment manager. The Memorial Funds, on the other hand, assess a lower Investment Management Fee, and the investment manager is also subject to waiving its fee or reimbursing Fund expenses. The Examples following the Comparison of Shareholder Fees demonstrates the effect of these different approaches.

MONTEAGLE FIXED INCOME FUND - NEW FIXED INCOME FUND

Comparison of Shareholder Fees

Fund	Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	Redemption Fee (as a percentage of net asset value)
Monteagle Fixed Income Fund	None	None	None
New Fixed Income Fund	None	None	None

Comparison of Annual Operating Expenses
(as a percentage of average net assets)

Fund	Investment Advisory Fees	Distribution (12b-1) Fees	Other Expenses	Total Fund Operating Expenses	Fee Waiver	Net Expenses
Monteagle Fixed Income Fund	1.15%[1]	None	0.02%[2]	1.17%	(0.185%)[3]	0.985%
New Fixed Income Fund	0.965%[4]	None	0.02%[5]	0.985%	0.00%	0.985%
Pro Forma Expenses[6]	0.965%	None	0.02%	0.985%	0.00%	0.985%

1 Nashville Capital pays all the operating expenses of the Fund other than brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee expenses, taxes and extraordinary expenses.

2 Represents non-interested trustee fees and expenses.

3 Nashville Capital has contractually agreed to waive its management fee and/or reimburse expenses so that Fund Total Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee fees and expenses, taxes and extraordinary expenses, do not exceed a maximum of 0.965% of the Funds average daily net assets through August 31, 2006. The addition of excluded expenses may cause the Fund's Net Expenses after waiver and/or reimbursements to exceed the maximum amount of 0.965% agreed to by Nashville Capital.

4 Assumes the Related Proposals are approved, so that the management fees will include all investment advisory, custodial, administrative and other services.

5 Based on estimated amounts. Assumes that the Related Proposals are approved, so that Nashville Capital will be responsible for paying all the Fund's expenses except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses.

6 "Pro Forma Expenses" are the expenses that shareholders will pay if the Reorganization is approved.

Example

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

Fund	1 year	3 years	5 years	10 years
Monteagle Fixed Income Fund[1]	$100	$314	$544	$1,207
New Fixed Income Fund	$100	$314	$544	$1,207
Pro Forma Examples[2]	$100	$314	$544	$1,207

1 Nashville Capital's agreement to waive its management fee or reimburse fund expenses is reflected only in the 1 year Example.

2 The "Pro Forma Examples" show how much it would cost a shareholder to invest in the New Fixed Income Fund over the time periods shown and help shareholders compare the cost to that of investing in the Monteagle Fixed Income Fund and other mutual funds.

The Example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

MONTEAGLE VALUE FUND - NEW VALUE FUND

Comparison of Shareholder Fees

Fund	Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	Redemption Fee (as a percentage of net asset value)
Monteagle Value Fund	None	None	None
New Value Fund	None	None	None

Comparison of Annual Operating Expenses
(as a percentage of average net assets)

Fund	Investment Advisory Fees	Distribution (12b-1) Fees	Other Expenses	Total Fund Operating Expenses	Fee Waiver	Net Expenses
Monteagle Value Fund	1.35%[1]	None	0.02%[2]	1.37%	(0.15%)[3]	1.22%
New Value Fund	1.20%[4]	None	0.02%[5]	1.22%	0.00%	1.22%
Pro Forma Expenses[6]	1.20%	None	0.02%	1.22%	0.00%	1.22%

1 Nashville Capital pays all the operating expenses of the Fund other than brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee expenses, taxes and extraordinary expenses.

2 Represents non-interested trustee fees and expenses.

3 Nashville Capital has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee fees and expenses, taxes and extraordinary expenses, do not exceed a maximum of 1.20% of the Funds average daily net assets through August 31, 2006. The addition of excluded expenses may cause the Fund's Net Expenses after waivers and/or reimbursements to exceed the maximum amount of 1.20% agreed to by Nashville Capital.

4 Management fees include all investment advisory, custodial, administrative and other services.

5 Based on estimated amounts. Nashville Capital is responsible for paying all the Fund's expenses except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses.

6 "Pro Forma Expenses" are the expenses that shareholders will pay if the Reorganization is approved.

Example

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

Fund	1 year	3 years	5 years	10 years
Monteagle Value Fund	$124	$419	$736	$1,633
New Value Fund[1]	$124	$387	$670	$1,477
Pro Forma Examples[2]	$124	$387	$670	$1,477

1 Nashville Capital's agreement to waive its management fee or reimburse fund expenses is reflected only in the 1 year Example.

2 The "Pro Forma Examples" show how much it would cost a shareholder to invest in the New Fixed Income Fund over the time periods shown and help shareholders compare the cost to that of investing in the Monteagle Value Fund.

The Example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

MONTEAGLE LARGE CAP GROWTH FUND - NEW LARGE CAP GROWTH FUND

Comparison of Shareholder Fees

Fund	Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	Redemption Fee (as a percentage of net asset value)
Monteagle Large Cap Growth Fund	None	None	None
New Large Cap Growth Fund	None	None	None

Comparison of Annual Operating Expenses
(as a percentage of average net assets)

Fund	Investment Advisory Fees	Distribution (12b-1) Fees	Other Expenses	Total Fund Operating Expenses	Fee Waiver	Net Expenses
Monteagle Large Cap Growth Fund	1.35%[1]	None	0.01%[2]	1.36%	(0.15%)[3]	1.21%
New Large Cap Growth Fund	1.20%[4]	None	0.01%[5]	1.21%	0.00%	1.21%
Pro Forma Expenses[6]	1.20%	None	0.01%	1.21%	0.00%	1.21%

1 Nashville Capital pays all the operating expenses of the Fund other than brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee expenses, taxes and extraordinary expenses.

2 Represents non-interested trustee fees and expenses.

3 Nashville Capital has contractually agreed to waive its management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses, excluding brokerage fees and commissions, 12b-1 fees (if any), borrowing costs (such as interest and dividend expenses on securities sold short), non-interested trustee fees and expenses, taxes and extraordinary expenses, do not exceed a maximum of 1.20 % of the Funds average daily net assets through August 31, 2006. The addition of excluded expenses may cause the Fund's Net Expenses after waivers and/or reimbursements to exceed the maximum amount of 1.20% agreed to by Nashville Capital.

4 Management fees include all investment advisory, custodial, administrative and other services.

5 Based on estimated amounts. Nashville Capital is responsible for paying all the Fund's expenses except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses.

6 Pro Forma Expenses" are the expenses that shareholders will pay if the Reorganization is approved.

Example

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year, and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

Fund	1 year	3 years	5 years	10 years
Monteagle Large Cap Growth Fund	$123	$416	$730	$1,622
New Large Cap Growth Fund[1]	$123	$384	$655	$1,466
Pro Forma Examples[2]	$123	$384	$655	$1,466

1 Nashville Capital's agreement to waive its management fee or reimburse fund expenses is reflected only in the 1 year Example.

2 "Pro Forma Examples" show how much it would cost a shareholder to invest in the New Large Cap Growth Fund over the time periods shown and help shareholders compare the cost to that of investing in the Monteagle Large Cap Growth Fund.

The Example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Investment Manager and Sub-Advisors. Nashville Capital serves as investment manager to the Monteagle Funds and, subject to approval of the Related Proposals with respect to the New Fixed Income Fund, will serve as the investment manager to the Memorial Funds. Nashville Capital, located at 209 10th Avenue South, Suite 332, Nashville Tennessee 37203, is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Formed in 1986, Nashville Capital as of December 31, 2005 managed assets of over $70 million for financial institutions.

Nashville Capital advises and assists the officers of the Monteagle Funds, and will advise and assist the officers of the Memorial Funds, in conducting the business of the Funds and is, or will be, responsible for providing general investment advice and guidance to the Funds. However, it has delegated or intends to delegate responsibility for the selection and ongoing monitoring of securities to the following sub-advisors:

Sub-advisor	Monteagle Fund	Memorial Fund
Howe and Rusling, Inc.	Monteagle Fixed Income Fund	New Fixed Income Fund
Robinson Investment Group, Inc.	Monteagle Value Fund	New Value Fund
Northstar Capital Management, Inc.	Monteagle Large Cap Growth Fund	New Large Cap Growth Fund

The following portfolio managers are currently responsible for the day-to-day management of the Monteagle Funds and will be responsible for the day-to-day management of the respective Memorial Funds after the Reorganization.

Monteagle Fixed Income Fund and New Fixed Income Fund

Howe and Rusling, Inc.

Howe and Rusling, Inc., 120 East Avenue, Rochester, NY 14604, was established in 1930 and has been registered as an investment adviser with the U.S. Securities and Exchange Commission since 1940. Howe and Rusling, Inc. serves primarily individual, retirement plan, corporate and non-profit endowment clients. It manages both individual stocks and bonds for its clients. As of December 31, 2005, Howe and Rusling, Inc. had approximately $600 million in assets under management. The Funds are managed by a portfolio management committee consisting of Thomas Rusling, Robert J. Prorok and Vincent A. Russo.

THOMAS RUSLING, CFA, serves as Co-Chair of the Board of Directors and Senior Investment Officer of Howe and Rusling, Inc. Mr. Rusling has been President of Howe and Rusling, Inc. since 1974. Prior to joining Howe and Rusling, Inc., Mr. Rusling worked as a commercial banker. He also serves on the board of several philanthropic organizations. Mr. Rusling has more than 30 years of portfolio management and corporate financial experience. Mr. Rusling received his B.A, in Economics from Yale University.

ROBERT J. PROROK serves as Vice President and Senior Portfolio Manager of Howe and Rusling, Inc. Mr. Prorok is the Chair of the Fixed Income Committee. Mr. Prorok joined Howe and Rusling, Inc. in March 2000. Previously, he was vice president and senior portfolio manager of the Long-Term Asset Management Group at Chase Manhattan Bank, where he was responsible for managing a collection of portfolios for corporations, foundations, endowments, and individuals. Mr. Prorok holds an MBA in Finance, a master's degree in Economics, and a Bachelor's degree in Economics, all from the State University of New York at Buffalo.

VINCENT A. RUSSO serves as Vice President and Fixed Income Analyst. Mr. Russo joined Howe and Rusling, Inc. in October 2002. He has more than 18 years of experience as a financial professional. Prior to joining Howe and Rusling, Inc, Mr. Russo was an employee of Allstate Financial from 2001 and, prior to that, he served as an officer in the Treasury group of the former Rochester Community Savings Bank, now part of Charter One Financial, for more than twelve years. Mr. Russo is a graduate of the William E. Simon School of Business Administration at the University of Rochester and St. John Fisher College in Rochester, NY. He has taught Corporate Finance as an adjunct professor at the Rochester Institute of Technology.

Monteagle Value Fund and New Value Fund

Robinson Investment Group, Inc.

Robinson Investment Group, Inc. (“Robinson”), 5301 Virginia Way, Suite 150, Brentwood, TN 37027, has served as sub-advisor to the Monteagle Value Fund since the inception of its predecessor fund in December 1999 and will sub-advise the New Value Fund. The firm was founded in 1996 by Russell L. Robinson and, as of December 31, 2005, managed assets of approximately $130 million for individuals, financial institutions, pension plans, corporations and other business entities.

RUSSELL L. ROBINSON serves as the portfolio manager solely responsible for the day-to-day management of the Funds. Mr. Robinson has been the President of Robinson Investment Group, Inc. since 1996. He was the Director of Investment Strategy of the investment manager, Nashville Capital Corporation, from 1990 to 1996.

Monteagle Large Cap Growth Fund and Monteagle Large Cap Growth Equity Fund

Northstar Capital Management, Inc.

Northstar Capital Management, Inc. (“Northstar”), 3901 PGA Boulevard, Suite 904, Palm Beach Gardens, Florida 33410, was founded in 2000 and serves institutional and non-institutional clients through its separate account management services. As of December 31, 2005, Northstar had approximately $526 million in assets under management.  Investment decisions for the Funds are made by Northstar’s investment committee whose member consists of H. Kent Mergler, Stephen K. Mergler, Robert G. Jacobsen and Peter V. Van Beuren.

H. KENT MERGLER, CFA, CIC is the Chairman and a Portfolio Manager of Northstar, and previously served as its president from the time the firm was founded in 2000 until 2004. Prior to founding Northstar, Mr. Mergler was a managing partner and portfolio manager at Loomis, Sayles & Company, L.P., an investment advisory firm, from 1992 until 2000. Mr. Mergler is a Chartered Financial Analyst (since 1970) and Chartered Investment Counselor (since 1976). He graduated from the University of Cincinnati with a BBA with Honors in 1963, and an MBA in 1964.

STEPHEN K. MERGLER, JD is the President and a Portfolio Manager of Northstar, and previously served as its vice-president from the time the firm was founded in 2000 until 2004. Prior to Northstar, Mr. Mergler served as a vice president and portfolio manager at Loomis, Sayles & Company, L.P., from 1997 until 2000. Mr. Mergler graduated from the University of Florida with a BA in 1988, and a J.D. in 1991. He is a member of the Palm Beach and Florida bar associations.

ROBERT G. JACOBSEN, CFA, CIC has been a Senior Vice President and Portfolio Manager of Northstar since 2000. Prior to joining Northstar, Mr. Jacobsen served as the vice president and senior partner at Loomis, Sayles & Company, from 1994 to 2000; and as the senior vice president, partner and portfolio manager at Stein Roe & Farnham, Inc. from 1982 - 1994. Mr. Jacobsen is a Chartered Financial Analyst and Chartered Investment Counselor. He holds a BBA from Wake Forest University, which he obtained in 1969, and an MBA from Georgia State University, which he obtained in 1971.

PETER V. VAN BEUREN has served as a Senior Vice President and Portfolio Manager at Northstar since 2000. Prior to joining Northstar, Mr. Van Beuren served as the vice president and senior partner at Loomis, Sayles & Company, from 1993 to 2000; and as vice president and resident manager at Scudder Stevens & Clark from 1980 to 1993. Mr. Van Beuren graduated from Colgate University in 1961 with a BA in Economics.

The Statements of Additional Information for the Monteagle Funds and the Memorial Funds provide additional information about each Fund's portfolio managers, their compensation structure, a description of other accounts managed by each portfolio manager, and each portfolio manager’s ownership of shares of the Fund.

The Semi-Annual Report for the Monteagle Funds for the period ended February 28, 2006 contains and the Semi-Annual Report for the Memorial Funds for the period ended June 30, 2006 will contain information about the factors that the Boards of Trustees of the of Unified Trust and Memorial Trust considered in approving the management and sub-advisory agreements.

Investment Management Fees. The following tables compare management fees paid to Nashville Capital for each Monteagle Fund and the management fees anticipated to be paid to Nashville Capital for each corresponding Memorial Fund. The tables for the Monteagle Funds show advisory fees before any waivers or reimbursements ("Contractual") and advisory fees after any waivers or reimbursements ("Net of Waivers").

Monteagle Funds. Under its Investment Management Agreement with the Unified Trust, Nashville Capital pays all of the operating expenses of the Monteagle Funds except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees, extraordinary expenses, and Rule 12b-1 fees, if any. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the expenses of the Monteagle Funds, except those specified herein, are paid by the investment manager. As compensation for its investment management services and agreement to pay each Fund's expenses (with certain exceptions), each Monteagle Fund is obligated to pay the investment manager a fee at the following annual rates:

Fund Assets	Monteagle Fixed Income Fund Contractual Fees	Monteagle Value Fund Contractual Fees	Monteagle Large Cap Growth Fund Contractual Fees
On assets up to and including $25 million	1.15%	1.35%	1.35%
On assets from $25 million up to and including $50 million	1.10%	1.25%	1.25%
On assets from $50 million up to and including $100 million	0.965%	1.10%	1.10%
On all assets over $100 million	0.90%	1.00%	1.00%

Nashville Capital contractually has agreed, through August 31, 2006, to waive its fees and reimburse the Monteagle Funds' expenses so that total operating expenses (except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, extraordinary expenses, and Rule 12b-1 fees, if any,) do not exceed the Acquired Fund’s average daily net assets as follows:

Fund Assets	Monteagle Fixed Income Fund Net of Waiver	Monteagle Value Fund Net of Waiver	Monteagle Large Cap Growth Fund Net of Waiver
On assets from $1 - $25 million	0.965%	1.20%	1.20%
On assets from $25,000,001 to $50 million	0.965%	1.115%	1.115%
On assets from $50,000,001 to $100 million	0.845%	0.975%	0.975%
On Assets over $100 million	0.775%	0.875%	0.875%

The Fund’s expenses are comprised of expenses attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition to all of the operating expenses of the Fund, the Adviser is responsible for distribution expenses - including, among other things, it pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

The Sub-Advisors

The following table shows the rate of compensation payable by Nashville Capital (not the Monteagle Funds) to the respective sub-advisors of each of the Monteagle Funds:

Fund Assets	Monteagle Fixed Income Fund	Monteagle Value Fund	Monteagle Large Cap Growth Fund
On assets up to and including $25 million	0.30%	0.60%	0.50%
On assets from $25 million to up to and including $50 million	0.25%	0.45%	0.50%
On assets from $50 million up to and including $100 million	0.20%	0.35%	0.50%
On all assets over $100 million	0.20%	0.30%	0.50%

Memorial Funds. Nashville Capital, anticipates serving as the investment manager to the New Fixed Income Fund, the New Value Fund and the New Large Cap Growth Fund. Under its proposed Investment Advisory Agreement with the Memorial Trust, Nashville Capital will pay all of the operating expenses of the New Fixed Income Fund, the New Value Fund and the New Large Cap Growth Fund, except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees, extraordinary expenses, and Rule 12b-1 fees, if any. As compensation for investment management and other services and agreement to pay each Fund's expenses (subject to the exceptions listed above), each Memorial Fund will be obligated to pay Nashville Capital a fee at the following annual rates:

Memorial/ Monteagle Fixed Income Fund Assets	Fee Rate
On assets from $1 - $50 million	0.965%
On assets from $50,000,001 to $100 million	0.845%
On assets over $100 million	0.775%

Fund Assets	New Value Fund Fee Rate	New Large Cap Growth Fund Fee Rate
On assets from $1 - $25 million	1.20%	1.20%
On assets from $25,000,001 to $50 million	1.115%	1.115%
On assts from $50,000,001 to $100 million	0.975%	0.975%
On assets over $100 million	0.875%	0.875%

Investment Performance and Financial Highlights. A bar chart showing each Fund’s annual total returns for each of the last 10 calendar years (or the life of the Fund if less than 10 years) and a table showing each Fund’s average annual total return before and after taxes, are incorporated by reference to the prospectuses for the Monteagle Funds and the Memorial Funds. The performance and financial highlights of the Monteagle Fixed Income Fund will become the performance history or the New Fixed Income Fund (see Monteagle Fixed Income Fund prospectus for details). The New Value Fund and New Large Cap Growth Fund do not currently have any accounting or investment performance history. After the reorganization, the New Value and Large Cap Growth Funds will have the investment performance and financial history of the Monteagle Value and Large Cap Growth Funds respectively. Therefore, investment performance and financial highlights for the New Value and New Large Cap Growth Funds for the last five years are reflected and incorporated by reference in the Monteagle Value and Large Cap Growth Funds’ prospectuses. The prospectuses for the Memorial Funds accompany this Proxy Statement/Prospectus and the prospectuses for the Monteagle Funds are available upon request.

Investment Objectives

This section will help you compare the investment objectives and principal investment strategies of each Monteagle Fund with its corresponding Memorial Fund. This section also describes the key differences, if any, between the Funds. Please be aware that this is only a brief discussion. More complete information may be found in the Monteagle Funds' and Memorial Funds' prospectuses.

Monteagle Fixed Income Fund and New Fixed Income Fund

Comparison: The Funds have substantially similar investment objectives and principal investment strategies. The primary difference between the Funds is that the Monteagle Fixed Income Fund is permitted to invest in lower rated securities than is the New Fixed Income Fund. In addition, while both Funds will, under normal circumstances, invest at least 80% of their assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S. government, mortgaged-backed (and similar securities), taxable municipal bonds and corporate debt securities, the New Fixed Income Fund will invest no more than 70% in any one of these categories of fixed income securities. The Monteagle Fixed Income Fund is not subject to a similar restriction. Finally, the Monteagle Fixed Income Fund may invest in repurchase agreements in response to adverse economic, market or other conditions. This option is not available to the New Fixed Income Fund.

The Monteagle Fixed Income Fund seeks total return. The Fund invests primarily in investment grade intermediate term fixed income securities, generally rated Baa or higher by Moody’s Investors Service, Inc. or BBB or higher by Standard and Poor’s Ratings Group. The Fund may invest in fixed income securities that are unrated if the Fund’s sub-advisor determines that they are of comparable quality to securities rated investment grade. Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S government, taxable municipal bonds and corporate debt securities.

The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities held. The sub-advisor actively manages the portfolio and, based on its assessment of market conditions, either lengthens or shortens the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The Fund may achieve capital appreciation by owning bonds of longer duration when interest rates are declining, protecting against large depreciation, and by owning bonds of shorter duration when interest rates are rising. In addition, the Fund may achieve capital appreciation if the credit quality of corporate and municipal bonds improve and there is a rating upgrade. For this purpose, the sub-advisor uses its proprietary “Bond Market Watch” model to evaluate macroeconomic indicators and, based on this evaluation, attempts to anticipate interest rate changes. The sub-advisor seeks to reduce interest rate risk by maintaining an average maturity of the bonds and notes (on a dollar weighted basis) of between three and eight years.

The Fund may sell a security if, in the sub-advisor’s opinion:

•	an interest rate change is expected to occur and the sub-advisor seeks to lengthen or shorten the duration of the Fund;

•	a sector of the market has become less attractive for total return compared to another sector;

•	a security receives a rating downgrade which could increase credit risk and negatively impact the market value of the security; or

•	a security receives a rating upgrade that positively impacts the market value of the security and the sub-advisor wishes to capture the appreciation.

The Monteagle Fixed Income Fund may from time to time take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Monteagle Fixed Income Fund may not achieve its investment objectives.

The investment objective and strategies of the Monteagle Fixed Income Fund may be changed without shareholder approval. The policy to invest at least 80% of the Fund's assets in fixed income securities will not be changed without 60 days notice to shareholders.

The New Fixed Income Fund seeks total return. The New Fixed Income Fund invests in investment grade intermediate term fixed income securities maintaining an average maturity of bonds and notes (on a dollar weighted basis) of between three and eight years. The Fund will invest in securities rated at least Aa or higher by Moody’s Investors Service, Inc. or AA or higher by Standard and Poor’s Ratings Group for municipal bonds and A or higher by Moody’s Investors Service, Inc. or A or higher by Standard and Poor’s Ratings Group for corporate bonds. Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S government, mortgaged-backed (and similar securities), taxable municipal bonds and corporate debt securities but no more than 70% in any one category.

The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities held. The Fund’s sub-advisor actively manages the portfolio and, based on its assessment of market conditions, either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The Fund may achieve capital appreciation by owning bonds of longer duration when interest rates are declining, protecting against large depreciation, and by owning bonds of shorter duration when interest rates are rising. In addition, the Fund may achieve capital appreciation if the credit quality of corporate and municipal bonds improve and there is a rating upgrade which may be reflected in a higher price based on greater demand for that security. For this purpose, the Fund’s sub-advisor uses its proprietary “Bond Market Watch” model to evaluate macroeconomic indicators and, based on this evaluation, attempt to anticipate interest rate changes.

The Fund may sell a security if, in the sub-advisor’s opinion:

•	an interest rate change is expected to occur and the sub-advisor seeks to lengthen or shorten the duration of the Fund;

•	a sector of the market has become less attractive for total return compared to another sector;

•	a security receives a rating downgrade which could increase credit risk and negatively impact the market value of the security; or

•	a security receives a rating upgrade that positively impacts the market value of the security and the sub-advisor wishes to capture the appreciation.

In order to respond to adverse market, economic or other conditions, the Fund may assume a temporary defensive position that is inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in securities issued by the U.S. Government, cash or cash equivalents such as high quality money market instruments. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the New Fixed Income Fund may not achieve its investment objectives. The investment objective and strategies of the Fund may be changed without shareholder approval.

Monteagle Value Fund and New Value Fund

Comparison: The Monteagle Value Fund and the New Value Fund have identical investment objectives and principal investment strategies.

Both of the Monteagle Value Fund and New Value Fund seek long term growth of capital. Through a value oriented managed process, both of the Funds take a long term (or “buy and hold”) approach to managing their respective Fund’s portfolio. Both Funds invest primarily in common stocks of medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that the respective Funds believe are undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index. Both Funds will sell a stock when it believes that the stock is no longer undervalued or when the fundamentals of the company that affect revenue and profitability have changed significantly, either in a positive or negative direction.

Both Funds may from time to time may take temporary defensive positions that are inconsistent with their respective Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, both Funds may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If either Fund invests in shares of another mutual fund, the shareholders of that Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the respective Fund may not achieve its investment objectives. The investment objective and strategies of both Funds may be changed without shareholder approval.

Monteagle Large Cap Growth Fund
and
New Large Cap Growth Fund

Comparison: The Monteagle Large Cap Growth Fund and the New Large Cap Growth Fund have identical investment objectives and principal investment strategies.

Both of the Monteagle Large Cap Growth Fund and New Large Cap Growth Fund seek long term growth of capital. Both of the Funds will, under normal circumstances, invest at least 80% of its assets in common stocks of large capitalization U.S. companies that the Funds believes exhibit a history of increasing earnings. Large capitalization companies include those with market capitalizations above $5 billion. Both of the Funds first analyze various industrial sectors to select the industry groups in which the respective Fund will focus its investments. Both Funds consider such factors as economic trends and earnings growth prospects when selecting the industries in which the portfolio will focus. Both of the Funds then rank individual stocks in each industrial group based on certain factors, such as:

•	Expected earnings growth;

•	Analysts’ earnings estimates for the next fiscal year;

•	Return on equity;

•	Stability of earnings growth in the past five years; and

•	Relative price-to-earnings multiple.

Either Fund may sell a stock if:

•	Stock appreciation has caused the stock to become too large a position in the portfolio;

•	The fundamental price objective has been achieved;

•	The company has experienced a negative change in fundamentals (such as its earnings growth rate or competitive position in its industry group); or

•	Some or all of the factors used to rank the company have declined, combined with relative underperformance of the stock compared to the S&P 500 Stock Index or the company’s industry group.

Both Funds may from time to time take temporary defensive positions that are inconsistent with their principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, both Funds may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If either Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the respective Fund may not achieve its investment objectives. The investment objective and strategies of both Funds may be changed without shareholder approval. Both of the Funds’ policy to invest at least 80% of its assets in common stocks of large capitalization companies will not be changed without 60 days notice to shareholders.

Investment Limitations

This section will help you contrast the fundamental and non-fundamental investment policies and restrictions of the Monteagle Funds to those of their corresponding Memorial Funds.

Fundamental Policies

Listed below are the investment limitations adopted by each of the Funds. The investment limitations are substantially similar, expect as noted. The investment limitations listed in this section are fundamental policies of the Funds. Fundamental policies of a Fund cannot be changed without the consent of the holders of a majority of each Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less. An affirmative vote on Proposal 1 for any Monteagle Fund will not only constitute approval of the Reorganization of the Fund, but also will have the effect of adopting the fundamental policies of the corresponding Memorial Fund once the Reorganization occurs.

1. Borrowing Money.

Monteagle Funds: The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

Memorial Funds. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

Comparison: The Monteagle Funds and the Memorial Funds have identical policies regarding borrowing money.

2. Senior Securities.

Monteagle Funds: The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

Memorial Funds. The Funds may not issue senior securities except (i) as permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretation of the Securities and Exchange Commission or its staff and (ii) to the extent the Fund may borrow money subject to its investment limitation on borrowing.

Comparison: The Monteagle Funds and the Memorial Funds have substantively similar policies regarding senior securities.

3. Underwriting.

Monteagle Funds: The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

Memorial Funds. The Funds may not act as underwriters of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purposes of the 1933 Act.

Comparison: The Monteagle Funds and the Memorial Funds have substantively similar policies regarding underwriting activities.

4. Real Estate.

Monteagle Funds: The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

Memorial Funds. The Funds may not purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

Comparison: The Monteagle Funds and the Memorial Funds have substantively similar policies regarding investments in real estate.

5. Commodities.

Monteagle Funds: The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

Memorial Funds. The Funds will not purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

Comparison: The policy of the Memorial Funds is more restrictive than that of the Monteagle Funds. Unlike the Memorial Funds, the Monteagle Funds are specifically permitted to invest in securities or other instruments backed by commodities and to invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans.

Monteagle Funds: The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

Memorial Funds. The Funds will not make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements, or securities lending programs and agreements. A Fund may pay fees to arrange securities loans and each Fund will, as a fundamental policy, limit securities lending to not more than 33⅓% of the value of its total assets.

Comparison: The policy of the Memorial Funds is more restrictive than that of the Monteagle Funds. Each Memorial Fund may not lend more than 33⅓% of the value of its total assets. The Monteagle Funds are not subject to such limitation and may take advantage of interpretations of the Securities and Exchange Commission or its staff that permit a mutual fund, in effect, to lend up to 50% of the value of its total assets.

7. Concentration.

Monteagle Funds: Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

Memorial Funds. Each Fund will not purchase the securities of issuers (other than U.S. Government Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of the Fund's investment in such industry would comprise 25% or more of the value of its total assets.

Comparison: The Monteagle Funds and the Memorial Funds have substantively similar policies regarding concentration.

8. Diversification.

Monteagle Funds: The Funds will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

Memorial Funds. Each Fund is "diversified" as that term is defined in the 1940 Act. Accordingly, no Fund may purchase a security if, as a result; (1) more than 5% of a Fund's total assets would be invested in the securities of a single issuer; or (2) a Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only to 75% of a Fund's total assets and does not apply to U.S. Government Securities.

Comparison: The policy of the Memorial Funds is more restrictive than that of the Monteagle Funds. Unlike the Monteagle Funds, each Memorial Fund has greater restrictions on its ability to invest in other investment companies, including money market funds and exchange traded funds.

Non-Fundamental Policies

The following investment policies are non-fundamental policies of the Funds. Non-fundamental policies of a Fund may be changed at any time by the Fund’s Board of Trustees: Shareholders are notified before any material change in these limitations becomes effective.

1. Pledging.

Monteagle Funds: The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (2) below. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

Memorial Funds. No Fund may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

Comparison: The Monteagle Funds and the Memorial Funds have substantively similar policies regarding pledging.

2. Borrowing.

Monteagle Funds: Each Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than ⅓ of its total assets are outstanding.

Memorial Funds. No Fund may purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

Comparison: The policy of the Memorial Funds places greater limits on the ability of each Memorial Fund to borrow than does the policy of the Monteagle Funds.

3. Margin Purchases.

Monteagle Funds: The Funds will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

Memorial Funds. No Fund may purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but a Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

Comparison: The Monteagle Funds' policy permits the use of short-term credit for a wider variety of investments and techniques than does the Memorial Funds' policy.

4. Illiquid Investments.

Monteagle Funds: The Funds will not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

Memorial Funds. No Fund may acquire securities or invest in repurchase agreements with respect to any securities if, as result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

Comparison: The illiquid investments policy of the Monteagle Funds is more restrictive than that of the Memorial Funds.

5. 80% Investment Policy.

Monteagle Funds: Under normal circumstances, at least 80% of the Monteagle Large Cap Growth Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in common stocks of large capitalization U.S. companies. Under normal circumstances, at least 80% of the Monteagle Fixed Income Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S government, taxable municipal bonds and corporate debt securities. Neither Fund will change its policy unless the Fund’s shareholders are provided with at least 60 days prior written notice.

Memorial Funds. Under normal circumstances, at least 80% of the Monteagle Large Cap Growth Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in common stocks of large capitalization U.S. companies. Under normal circumstances, at least 80% of the New Fixed Income Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S. government, taxable municipal bonds and corporate debt securities. Neither Fund will change its policy unless the Fund’s shareholders are provided with at least 60 days prior written notice.

Comparison: The Monteagle Funds and the Memorial Funds have identical policies regarding the 80% investment policies.

6. Short Sales.

Monteagle Funds. The Funds do not have a corresponding policy regarding their ability to engage in short sales.

Memorial Funds. No Fund may make short sales of securities (except short sales against the box).

Comparison: Each Memorial Fund may sell a security short only if it already owns the security. The Monteagle Funds are not subject to this restriction.

7. Oil, Gas or Mineral.

Monteagle Funds. The Funds do not have a corresponding policy regarding their ability to invest in interests in oil or gas or interests in other mineral exploration or development programs.

Memorial Funds. No Fund may invest in interests in oil or gas or interests in other mineral exploration or development programs.

Comparison: The Monteagle Funds are not prohibited from investing in oil or gas or interests in other mineral exploration or development programs.

8. Unseasoned Issuers.

Monteagle Funds. The Funds do not have a corresponding policy regarding their ability to invest in unseasoned issuers.

Memorial Funds. No Fund may invest more than 5% of the value of the Fund's total assets in securities (other than fully collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years.

Comparison: The Monteagle Funds are not limited in their ability to invest in unseasoned issuers.

The Funds' Purchase, Exchange and Redemption Procedures

Share Classes.

Monteagle Funds. Each of the Monteagle Funds offers one class of shares. Shares may be purchased directly from Unified Trust or through an investment professional or financial institution. Shares are sold without a sales charge or distribution fee (i.e., 12b-1 fee), although institutions may charge their customers for services provided in connection with the purchase of shares. The minimum initial investment is $25,000 ($1,500 for qualified retirement accounts and medical savings accounts). Subsequent investments must be in amounts of at least $500. The initial minimum investment amount may be waived.

Memorial Funds. Each of the Memorial Funds offers one class of shares. Shares may be purchased directly from the Memorial Trust or through an investment professional or financial institution. Shares are sold without a sales charge, although institutions may charge their customers for services provided in connection with the purchase of shares. Certain series of the Memorial Trust, other than the Memorial Funds, have adopted and implemented shareholder servicing plans under Rule 12b-1. Under the plans, the other series are assessed shareholder servicing fee of 0.25%. The minimum initial investment is $2,000, and there is no minimum additional investment. The initial minimum investment amount may be waived.

Purchase Procedures.

Monteagle Funds. Requests to purchase shares are processed at the net asset value (the "NAV") next calculated after the Fund receives an order in proper form. The NAV is calculated at the close of trading (normally 4:00 p.m. ET) on each day the New York Stock Exchange ("NYSE") is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). If the NYSE closes early - such as on days in advance of certain generally observed holidays - the Funds will calculate NAV as of the earlier closing time. The NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. The Fund’s assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (that is, the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the sub-advisor. Good faith pricing also is permitted if, in the sub-advisor’s opinion, the validity of market quotations appears to be questionable based on such factors as evidence of a thin market in the security based on a small number of quotations, the occurrence of a significant event after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the sub-advisor becoming aware of any other data that calls into question the reliability of market quotations.

Memorial Funds. As with the Monteagle Funds, the NAV of the Memorial Funds is calculated as of the close of the NYSE (normally 4:00 p.m., ET) on each weekday except days when the NYSE is closed. The time at which NAV is calculated may change in case of an emergency or if the NYSE closes early. The Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Fund values securities for which market quotations are readily available at current market value. Securities for which market quotations are readily available are valued using the official closing price. If market quotations are not readily available, the Fund values securities at fair value, as determined by the Board (e.g., if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation).

Exchange Privileges.

Monteagle Funds. Monteagle Fund shareholders may exchange shares valued at $25,000 or more for shares of any other Monteagle Fund. Requests for exchanges received in good order prior to close of trading on the NYSE (4:00 p.m. ET) will be processed at the next determined NAV as of the close of business on the same day. An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes.

Memorial Funds. Shareholders of the Memorial Funds may sell and buy shares of any other series of the Memorial Funds. An exchange results in a sale of shares for federal income tax purposes. In addition, other series of the Memorial Trusts into which shareholders may exchange may assess additional charges, such as 12b-1 fees.

Redemption Procedures.

Monteagle Funds. Each Monteagle Fund redeems shares at the NAV next determined after the Fund receives the redemption request in proper form. Shares may be redeemed by telephone or by mail directly from the Funds or through an investment professional or financial institution. Redemption requests must be received by the Funds by 4:00 p.m. ET in order for shares to be redeemed at that day's NAV. Redemption payments may be made I the form a check or federal wire transfer.  The Fund does not intend to redeem shares in any form except cash. However, if the amount redeemed is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem shares by giving a shareholder the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Memorial Funds. Each Memorial Fund will redeem shares when the redemption request is received; but, if shareholders recently purchased shares by check and the Fund has not yet collected payment for those shares, redemption proceeds may be released when the Fund is reasonably satisfied that the check has cleared, which may take up to 15 calendar days. Shares may be redeemed by telephone or by mail directly from the Funds. Shareholders may have redemption proceeds wired to them. The minimum amount shareholders may redeem by wire is $5,000. The Fund does not intend to redeem shares in any form except cash. However, if the amount redeemed is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem shares by giving a shareholder the amount that exceeds $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

Market Timing Policy.

Monteagle Funds. Each Monteagle Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult for the Fund to detect market timing, and there can be no assurance that the Fund will be able to do so. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interests of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Memorial Funds. It is the Memorial Trust's policy to strongly discourage abusive short-term trading or market timing in the Trust's funds. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Trust reserves the right to reject any purchase order, including exchange purchases, for any reason without prior notice, particularly orders that the Trust believes are made on behalf of persons engaging in excessive shot-term trading. Service providers to the Trust (primarily the Investment Manager and the Transfer Agent) are subject to this policy and will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder's trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust's Chief Compliance Officer and may, after consultation with or at the discretion of the Trust's Chief Compliance Officer, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

Dividend Policies.

Monteagle Funds. Each Monteagle Fund typically distributes substantially all of its net investment income in the form of dividends and any net realized capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless a shareholder requests cash distributions on the application or through a written request. The Fund expects that its distributions will consist primarily of net realized capital gains. The Fund declares and pays dividends at least annually. The Fund will distribute net realized capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit.

Memorial Funds. The New Fixed Income Fund declares distributions from net investment income daily and pays those distributions monthly. The New Value Fund and the New Large Cap Growth Fund declare and pay distributions from net investment income quarterly. Any net capital gain realized by the Funds will be distributed at least annually. All distributions are reinvested in additional shares, unless the shareholder elects to receive distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

PRINCIPAL RISKS

Monteagle Fixed Income Fund and New Fixed Income Fund

Comparison: Investing in the New Fixed Income Fund carries all of the principal risks of investing in the Monteagle Fixed Income Fund. Like the Monteagle Fixed Income Fund, the New Fixed Income Fund invests at least 80% of its assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S. government, taxable municipal bonds and corporate debt securities. However, unlike the Monteagle Fixed Income Fund, the New Fixed Income Fund invests only in investment grade securities that are rated in higher rating categories than those purchased by the Monteagle Fixed Income Fund. Higher rated securities generally are less speculative and carry a lower degree of risk then do lower rated securities.

The Monteagle Fixed Income Fund, under normal circumstances, invests at least 80% of its assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S government, taxable municipal bonds and corporate debt securities. The Fund invests primarily in investment grade intermediate term fixed income securities, generally rated Baa or higher by Moody’s Investors Service, Inc. or BBB or higher by Standard and Poor’s Ratings Group. The Fund may invest in fixed income securities that are unrated if the Fund’s sub-advisor determines that they are of comparable quality to securities rated investment grade.

Because it invests in fixed income securities, the Fund is subject to interest rate and duration risk. Interest rate risk is the risk that the value of the Fund's investments may decrease when interest rates rise. In addition, prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. To the extent the Fund invests in fixed income securities with longer maturities, the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities. This is called duration risk. The Fund also is subject to the risk that the issuer of the fixed income security in which it invests may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. Finally, the Fund invests in U.S. government and agency securities. Not all securities issued by the U.S. government and its agencies are backed by the full faith and credit of the U.S. government. It is possible that the U.S. government will not provide financial support to its agencies if it is not required to do so by law. If a U.S. government agency in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price or yield could fall.

Monteagle Value Fund and New Value Fund

Comparison: The New Value Fund and the Monteagle Value Fund and the have identical investment objectives and principal investment strategies. Therefore, investing in the New Value Fund has the same principal risks as investing in the Monteagle Value Fund

The Monteagle Value Fund seeks long term growth of capital. The Fund invests primarily in common stocks of medium and large capitalization U.S. companies (those with market capitalizations of $1 billion or more) that the Fund’s sub-advisor believes are undervalued based on value characteristics, such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index. Through its investments, the Monteagle Value Fund is subject to the risk that the sub-advisor’s value-oriented approach may fail to produce the intended results. In additions, the Fund invests in a style that emphasizes “value stocks.” There is a risk that the market may not agree with the sub-advisor’s determination that a stock is undervalued, and the stock's price may not increase to what the sub-advisor believes is its full value. It may even decrease in value. Further, the value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio and the value of an individual company can be more volatile than the market as a whole. The Fund's investment strategy also may result in high portfolio turnover, with correspondingly greater brokerage commission expenses and capital gains distributions to shareholders. Finally, the Fund is subject to market risk. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets and can affect the value of the Fund. Common stocks tend to be more volatile than other investment choices.

Monteagle Large Cap Growth Fund
and
New Large Cap Growth Fund

Comparison: The New Large Cap Growth Fund and the Monteagle Large Cap Growth Fund and the have identical investment objectives and principal investment strategies. Therefore, investing in the New Large Cap Growth Fund has the same principal risks as investing in the Monteagle Large Cap Growth Fund.

The Monteagle Large Cap Growth Fund invests, under normal circumstances, at least 80% of its assets in common stocks of large capitalization U.S. companies that the Fund’s sub-advisor believes exhibit a history of increasing earnings. Large capitalization companies include those with market capitalizations above $5 Billion. Through its investments, the Monteagle Value Fund is subject to the risk that the sub-advisor’s large cap growth approach may fail to produce the intended results. In addition, the value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio, or in response to general market and economic conditions. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than it would have on a fund that is not overweighted in that sector. Finally, the Fund invests in common stocks, which tend to be more volatile than other investment choices. With only 25-35 stocks in the Fund’s portfolio, the Fund may be more volatile than a more diversified fund.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A.

The Reorganization Agreement provides that all of the assets and liabilities of each Monteagle Fund will be transferred to the corresponding Memorial Fund at the Effective Time of the Reorganization (i.e., 9:00 a.m. ET on or about July 17, 2006). In exchange for these transfers of these assets and liabilities, each Memorial Fund will simultaneously issue shares to the corresponding Monteagle Fund, in an amount equal in value to the net asset value of the Monteagle Fund's shares.

Following the transfer of assets and liabilities in exchange for Memorial Fund shares, each Monteagle Fund will distribute, in complete liquidation pro rata to its shareholders of record, all the shares of the corresponding Memorial Funds so received. Shareholders of each Monteagle Fund owning shares at the Effective Time of the Reorganization will receive a number of shares of the corresponding Memorial Fund with the same aggregate value as the shareholder had in the Monteagle Funds immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the shareholders of the Monteagle Funds' shareholders on the share records of the Memorial Funds' transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Memorial Funds due to the shareholders of the corresponding Monteagle Funds. The Memorial Funds do not issue share certificates to shareholders. Shares of the Memorial Funds to be issued will have no preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the Monteagle Funds' shareholders. The Monteagle Funds then will be terminated under state law.

The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties. The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Reorganization Agreement by each Monteagle Fund shareholders voting separately; and (ii) the receipt by the Monteagle Funds and the Memorial Funds of a tax opinion to the effect that the Reorganization will be tax-free to the Monteagle Funds and the Memorial Funds and their shareholders. The Reorganization Agreement may be terminated if, on the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Effective Time of the Reorganization, the Board of Trustees of either Trust determines that the consummation of the transactions contemplated by the Reorganization Agreement is not in the best interest of its shareholders.

In addition, even if the Reorganization is approved by a majority of the outstanding shares of the Monteagle Fixed Income Fund, the reorganization will not be completed unless the New Fixed Income Fund shareholders approve the Related Proposals.

Costs of Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal and audit fees; (f) solicitation costs of the transaction, (g) accounting fees, and (h) the cost of winding up and liquidating the business and affairs of the Monteagle Funds. Nashville Capital and Parkway Advisors, L.P. or an affiliate thereof will bear and pay all expenses of the Reorganization.

Federal Income Taxes. Each combination of a Monteagle Fund into a corresponding Memorial Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the Monteagle Funds nor their shareholders will recognize gain or loss as a result of the Reorganization. The tax basis of the Memorial Funds shares received will be the same as the basis of the Monteagle Funds shares exchanged and the holding period of the Memorial Funds shares received will include the holding period of the Monteagle Funds shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the Trusts will receive an opinion from counsel to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Nevertheless, the sale of securities by the Monteagle Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization. Shareholders should consult their own tax advisors concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

Capitalization. The following table sets forth as of May 31, 2006: (i) the unaudited capitalization of each of the Monteagle Funds; and (ii) the unaudited pro forma combined capitalization of the Funds assuming the Reorganization has been approved. If the Reorganization is consummated, the capitalizations are likely to be different on the Effective Time as a result of daily share purchase and redemption activity in the Funds and changes in NAV. The New Value Fund and the New Large Cap Growth Fund have not yet commenced operations, but will do so at the time the Reorganization occurs.

Monteagle Fixed Income Fund: New Fixed Income Fund

Fund	Net Assets		Net Asset Value Per Share	Shares Outstanding
Monteagle Fixed Income Fund	$21,698,682		$9.80	2,213,099
New Fixed Income Fund	$20,200,387		$9.97	2,027,053
Combined Funds	$41,896,934	*	$9.97	4,240,152
* Includes pro forma adjustment of $2,135 regarding the accrued management and trustee fees.

Monteagle Value Fund : New Value Fund

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Monteagle Value Fund	$21,731,078	$17.02	1,277,152
New Value Fund	$0.00	$0.00	0
Combined Funds	$21,731,078	$17.02	1,277,152

Monteagle Large Cap Growth Fund : New Large Cap Growth Fund

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Monteagle Large Cap Growth Fund	$30,462,697	$6.25	4,872,251
New Large Cap Growth Fund	$0.00	$0.00	0
Combined Funds	$30,462,697	$6.25	4,872,251

REASONS FOR THE REORGANIZATION

At meetings held on February 13, 2006 and May 15, 2006, the Board of Trustees of Unified Trust unanimously voted that the proposed Reorganization would be in the best interests of each Monteagle Fund and its shareholders and that the interests of the shareholders would not be diluted. At these meetings, representatives of Nashville Capital and Parkway Advisors, L.P. provided, and the Unified Trust Board reviewed, detailed information about the proposed Reorganization. The representatives discussed with the Unified Trust Board of Trustees the anticipated effects of the Reorganization on the advisory and related relationships of the Monteagle Funds. The representatives provided information to the Unified Trust Board concerning: (a) the specific terms of the Reorganization, including information regarding comparative expense ratios; (b) the proposed plans for ongoing management, distribution and operation of the Monteagle Funds; (c) the management and business of Parkway Advisors, L.P. and its affiliates' business and operations; and (d) the impact of the Reorganization on the Monteagle Funds and their shareholders.

Before approving the Reorganization, the Board examined all factors that it considered relevant, including information regarding comparative expense ratios. In connection with its deliberations, the Unified Trust Board, with the advice and assistance of legal counsel, inquired into a number of matters and evaluated the above-referenced information and considered, among other things, the following in support of the proposal:

•	The fact that the investment objectives of each Monteagle Fund and the corresponding Memorial Fund are, or will be, substantially similar;
•	The fact that the Reorganization would result in reduced management fees and the creation of a more cost effective structure for each Monteagle Fund;
•	The fact that the Reorganization would give shareholders of the Monteagle Funds access to a wider array of investment options;
•	The fact that Reorganization would give the Monteagle Funds access to a wider distribution channel, which could result in the growth of assets and lower expenses as a result of economies of scale;
•	The fact that the Reorganization is expected to be tax free to shareholders of the Monteagle Funds; and
•	The fact that the Monteagle Funds will not bear the costs of the Reorganization.

The Unified Trust Board of Trustees also reviewed the potential benefits of the Reorganization to other persons, including Nashville Capital and Parkway Advisors, L.P. and their affiliates, and the benefits to the Memorial Fund shareholders. Representatives of Nashville Capital and Parkway Advisors, L.P. noted their belief that the Reorganization would result in a larger asset base, economies of scale, and a more diversified shareholder base

The Board determined the Reorganization is in the best interests of the Monteagle Funds' shareholders. On the basis of the information provided to the Unified Trust Board and its evaluation of that information, the Board recommends that the shareholders of each Monteagle Fund approve the Reorganization.

SHAREHOLDER RIGHTS

Memorial Funds

General. The Memorial Trust was established as a business trust under Delaware law by a Trust Instrument dated November 26, 1997. Memorial Trust also is governed by applicable Delaware law.

Shares. The Memorial Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Memorial Trust consists of three separate investment series offering one class of shares. The shares of each Memorial Fund have no preference as to conversion and have no preemptive rights.

Voting Requirements. Holders of shares of the Memorial Funds are entitled to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of the Memorial Trust entitled to vote shall be voted separately by individual series, except: (i) when so required by applicable law, shares shall be voted in the aggregate and not by individual series; and (ii) when the Trustees of the Memorial Trust (the "Trustees") have determined that the matter affects the interest of more than series, then the shareholders of all such series shall be entitled to vote.

Shareholder Meetings. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held when specifically required by federal or state law. A meeting of shareholders shall be called by the Secretary whenever (i) ordered by the Trustees or (ii) requested in writing by the holder or holders of at least one-third of the outstanding shares entitled to vote. If the Secretary refuses or neglects for more than 30 days to call such special meeting, the Trustees or the shareholders may, in the name of the Secretary, call the meeting by giving notice thereof in the manner required when notice is given by the Secretary. If the meeting is a meeting of the shareholders of one or more series or classes, but not a meeting of all shareholders of the Memorial Trust, then only special meetings of the shareholders of such one or more series or classes shall be called, and only the shareholders of such one or more series or classes shall be entitled to notice of and to vote at such meeting.

Election and Term of Trustees. The affairs of the Memorial Trust are supervised by the Trustees under the laws governing business trusts in the State of Delaware. Trustees of the Memorial Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Shareholders may remove a Trustee by vote of a two-thirds of the outstanding shares, with or without cause. The maximum number of Trustees is 15 and is currently fixed at four.

Shareholder Liability. Pursuant to the Instrument of Trust, shareholders of the Memorial Trust generally are not personally liable for the debts, liabilities, obligation and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or by or on behalf of any Series

Liability of Trustees. A Trustee, when acting in such capacity, is not personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee is not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained in the Instrument of Trust or in the Delaware Act protects any Trustee against any liability to the Memorial Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Memorial Trust will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties involved in the conduct of his or her office.

Monteagle Funds

General. Each Monteagle Fund is a series of Unified Trust. Unified Trust was established as a business trust under Ohio law by a Declaration of Trust dated October 14, 2002. Unified Trust also is governed by its By-laws and by applicable Ohio law.

Shares. Unified Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. The shares of each Monteagle Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

Voting Requirements. Holders of shares of the Monteagle Funds are entitled to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of Unified Trust entitled to vote shall be voted by individual series or class(es), except: (i) as to any matter with respect to which a vote of all series voting as a single series is required by the 1940 Act or the rules thereunder, or Ohio law; and (ii) as to any matter which the Trustees have determined affects only the interest of one or more series or class, only a shareholders of such series or class(es) shall be entitled to vote.

Shareholder Meetings. Annual meetings of Monteagle shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A meeting of Shareholders shall be called by the Secretary whenever (i) ordered by the Trustees or (ii) requested in writing by the holder or holders of at least 25% of the outstanding shares entitled to vote. Monteagle Fund shareholders are entitled to at least seven days' notice of any meeting. If the Trustees fail to call or give notice of any meeting of shareholders (including a meeting involving only the holders of shares of one or more but less than all series or classes) for a period of 30 days after written application by shareholders holding at least 25% of the outstanding shares requesting that a meeting be called for any other purpose requiring action by the shareholders as provided in the Declaration of Trust or in the By-Laws, then shareholders holding at least 25% of the shares then outstanding may call and give notice of such meeting.

Election and Term of Trustees. Unified's affairs are supervised by the Trustees under the laws governing business trusts in the State of Ohio. Trustees of Unified Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Any Trustee may be removed at any time with or without cause (i) by written instrument signed by at least two-thirds of the Trustees, (ii) at a special meeting of shareholders of Unified Trust by a vote of two-thirds of the outstanding shares, or (iii) by a declaration in writing singed by shareholders holding not less than two-thirds of the outstanding shares.

Shareholder Liability. Pursuant to the Unified Trust's Declaration of Trust, shareholders of the Monteagle Funds generally are not personally liable for the acts, omissions or obligations of Unified Trust or the Trustees.

Liability of Trustees. The Trustees of the Unified Trust, when acting in such capacity, are not be personally liable for incurring any debts, liabilities or obligations, or in taking or omitting any other actions. Unified Trust will indemnify its Trustees and officers against all liabilities and expenses, except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties involved in the conduct of his or her office.

Reorganization. The Trustees of Unified Trust may, by majority action, with the approval of the holders of more than 50% of the outstanding shares of each series or class entitled to vote and voting separately by series or class, sell and convey the assets of the Trust or any Series or Class to another trust or corporation. Upon making provision for the payment of all liabilities, by assumption or otherwise, the Trustees shall distribute the remaining proceeds belonging to each series or class ratably among the holders of the shares of that series or class then outstanding.

The foregoing is only a summary of certain rights of shareholders of the Memorial Funds and the Monteagle Funds under their respective Trust's governing charter documents and by-laws, state law, and the 1940 Act, and is not a complete description of provisions contained in those sources. Shareholders should refer directly to the provisions of state law, the 1940 Act and rules thereunder for a more thorough description.

Taxes.

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes.  Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. This summary is not applicable to the tax consequences of the Reorganization. The tax-free nature of the Reorganization is discussed above under INFORMATION RELATING TO THE REORGANIZATION - Federal Income Taxes.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions that shareholders receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions received from a Fund may be taxable whether or not shareholders reinvest them. Income distributions are generally taxable as ordinary income. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on long-term capital gains and on qualified individual income will cease to apply to taxable years beginning after December 31, 2008. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of shares of one Fund for shares of another Fund is treated the same as a sale. The Funds inform shareholders of the amount of ordinary income dividends and capital gain distributions received by the shareholder shortly after the close of each calendar year.

Shareholders with tax-advantaged or other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until distributions from the retirement account are received. Shareholders should consult their tax advisor regarding the rules governing their own retirement plan.

More information is in the Statement of Additional Information for each Fund.

Unified Trust and Memorial Trust are each subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by Unified Trust and Memorial Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Room 4-300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. Information included in the Proxy/Prospectus concerning the Monteagle Funds was provided by Nashville Capital Corporation and Unified Fund Services, Inc. and information included in the Proxy/Prospectus concerning the Memorial Funds was provided by Parkway Advisors, L.P. and Citco Mutual Fund Services, Inc.

INFORMATION ABOUT THE MEMORIAL FUNDS AND MONTEAGLE FUNDS

Information concerning the operation and management of the Memorial Funds is incorporated herein by reference from the Memorial Funds' prospectuses, copies of which accompany this Proxy Statement/Prospectus. Additional information about the Memorial Funds is included in the Statement of Additional Information for the New Fixed Income Fund, New Value Fund and New Large Cap Growth Fund dated July 17, 2006 (the prospectus and the Statement of Additional Information for the Memorial Funds are subject to completion and, therefore, not yet effective), respectively, which are available upon request and without charge by calling 1-888-263-5593.

Information about the Monteagle Funds is included in the current prospectuses relating to those Funds dated May [ ], 2006, which are incorporated by reference herein and which are available upon request. Additional information is included in the Statements of Additional Information of the Monteagle Funds dated May [ ], 2006, which are available upon request and without charge by calling 1-877-272-9746. The current prospectuses and Statements of Additional Information have been filed with the SEC.

The Memorial Funds and the Monteagle Funds each are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and, in accordance therewith, file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NW, Washington, D.C. 20549, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549.

Interest of Certain Persons in the Transactions. The following person may be deemed to have an interest in the Reorganization because he controls Nashville Capital. Nashville Capital will provide investment management services to Memorial Funds. Future growth of the Memorial Funds can be expected to increase the total amount of fees payable to Nashville Capital.

Name	Relationship to Nashville Capital
Larry Curtis Catlett	President, Chief Compliance Officer, Managing Director, Director, Director and Shareholder

Financial Statements. The financial statements of the Monteagle Funds contained in the Annual Report to shareholders for the fiscal year ended August 31, 2005 have been audited by Cohen McCurdy, Ltd., their independent registered public accountants. The financial statements of the New Fixed Income Fund in Memorial Trust’s Annual Report to shareholders for the fiscal year ended December 31, 2005 have been audited by Cohen McCurdy, Ltd., its independent registered public accountants. The New Value Fund and New Large Cap Growth Fund are not yet operational and, therefore, have no financial information. The Monteagle Funds and the Memorial Trust each will furnish, without charge, a copy of its most recent Semi-Annual Report succeeding such Annual Report, if any, on request. Requests should be directed to Memorial Funds by calling toll-free 1-888-263-5593 and the Monteagle Funds by calling 1-877-272-9746.

THE BOARD OF TRUSTEES OF UNIFIED TRUST RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT.

VOTING MATTERS

General Information. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Unified Trust in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of Unified Trust and the Memorial Trust also may solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation of the Monteagle Fund shareolders will be borne by Nashville Capital Corporation.

Voting Rights and Required Vote. Shareholders of the Monteagle Funds are entitled to one vote for each full share held and fractional votes for fractional shares. The holders of 50% of the outstanding shares of the Monteagle Funds entitled to vote at the Meeting, present in person or by proxy, constitute a quorum. Approval of the Reorganization with respect to each Monteagle Fund requires the affirmative vote of a majority of the aggregate number of votes entitled to be cast. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Unified Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization of the Monteagle Funds will be voted upon separately by the shareholders of the respective Monteagle Funds. The consummation of each Monteagle Fund's reorganization is conditioned on the approval of each of the other Monteagle Funds.

Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies.

Abstentions and "broker non-votes" (i.e. shares held by brokers or nominees, typically in "street name," as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be treated as present for purposes of determining a quorum. In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may "affect substantially" a shareholder's rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power As a result, these shares also will be treated as broker non-votes for purposes of proposals that may "affect substantially" a shareholder's rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Meeting).

Abstentions and broker non-votes will be treated as shares voted against a proposal. Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees. In order to prevent this result, the Trust may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote. The Trust also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.

If sufficient votes in favor of the proposal set forth in the Notice of the Meeting are not received by the time scheduled for the Meeting, the holders of a majority of shares present in person or by proxy at the meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, or any officer present entitled to preside or act as Secretary of such meeting, may adjourn the meeting without determining the date of the new meeting or from time to time without further notice to a date not more than 120 days after the original record date. Any business that might have been transacted at the meeting originally called may be transacted at any such adjourned meeting at which a quorum is present. The costs of any additional solicitation and of any adjourned session will be borne by Nashville Capital Corporation.

Expenses. In order to obtain the necessary quorum at the Meeting, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of Nashville Capital Corporation. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by Nashville Capital Corporation or one of their affiliates. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

Record Date and Outstanding Shares. Only shareholders of record of the Monteagle Funds at the close of business on June 26, 2006 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote:

Monteagle Funds	Shares of Common Stock
Monteagle Fixed Income Fund	2,209,789.297
Monteagle Value Fund	1,275,484.171
Monteagle Large Cap Growth Fund	4,856,085.654

The votes of the shareholders of the Memorial Funds are not being solicited, because their approval or consent is not necessary for the approval of the Agreement and Plan of Reorganization. However, the vote required for approval of the proposal, including the treatment of abstentions and broker non-votes would be the same as for Monteagle Funds. At the close of business on the Record Date there were outstanding and entitled to vote:

Memorial Funds	Shares of Common Stock
New Fixed Income Fund	2,209,789.297
New Value Fund*	NA
New Large Cap Growth Fund*	NA
* The Fund had not commenced operations as of the Record Date.

Security Ownership of Certain Beneficial Owners and Management.

Monteagle Funds. As of the Record Date, the officers and Trustees of Unified Trust as a group, beneficially owned less than 1% of the outstanding Shares of the Monteagle Funds. As of the Record Date, to the best of the knowledge of Unified, no officers and/or Trustees owned of record 5% or more of the outstanding shares of the Monteagle Funds:

The following list indicates the ownership by shareholders who, to the best knowledge of Unified, were the owners of more than 25% of the outstanding shares of the Monteagle Funds on the Record Date:

Name and Address	Fund	Number of Shares	Percentage Ownership
FAMCO	Monteagle Fixed Income Fund	2,209,789.297	100%
	Monteagle Value Fund	1,275,484.171	100%
	Monteagle Large Cap Growth Fund	4,856,085.654	100%

FAMCO may be deemed to be a “controlling person” of each of the Monteagle Funds under the 1904 Act.

Memorial Funds. As of the Record Date, the officers and Trustees of Memorial Trust as a group, beneficially owned less than 1% of the outstanding Shares of the Memorial Funds. As of the Record Date, to the best of the knowledge of Memorial Funds, no officers and/or Trustees owned of record 5% or more of the outstanding shares of the Memorial Funds.

*As of the Record Date, the New Value Fund and New Large Cap Growth Fund were not yet operational and, therefore, had not offered shares for ownership.

The following list indicates the ownership by shareholders who, to the best knowledge of Memorial Trust, were the owners of more than 25% of the outstanding shares of the Memorial Funds on the Record Date:

Name and Address	Fund/Class	Number of Shares	Percentage Ownership
HUBCO 298 West Valley Ave Birmingham, AL 35209	Memorial Gov’t Bond	1,046,749.255	51.18%
HUBCO 298 West Valley Ave Birmingham, AL 35209	Memorial Gov’t Bond	887,741.446	43.41%
HUBCO 298 West Valley Ave Birmingham, AL 35209	Memorial Value Equity	656,702.054	56.97%
HUBCO 298 West Valley Ave Birmingham, AL 35209	Memorial Value Equity	342,986.107	29.75%
Schwab 101 Montgomery Street San Francisco, CA 94104	Memorial Growth Equity	927612.575	37.74%

OTHER BUSINESS

The Board of Trustees of Unified Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

SHAREHOLDER INQUIRIES

Monteagle Funds. Shareholder inquiries may be addressed to Monteagle Funds in writing at the address on the cover page of this Proxy Statement/Prospectus or by calling toll free 1-877-272-9746.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, PHONE, FAX, OR INTERNET. INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

By Order of the Board of Trustees,

Freddie Jacobs, Jr.
Secretary

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 5th day of June, 2006, by and between Unified Series Trust ("Unified"), an Ohio business trust, with its principal place of business at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, with respect to the Monteagle Fixed Income Fund, the Monteagle Value Fund, and the Monteagle Large Cap Growth Fund, each a separate series of Unified (each an "Transferring Fund" and, together, the "Transferring Funds"), and Memorial Funds ("Memorial"), a Delaware business trust, with its principal place of business at 6550 Directors Parkway, Abilene, Texas 79606, with respect to the Memorial Government Bond Fund, the Monteagle Value Fund ("Memorial/Monteagle Value Fund") and the Monteagle Large Cap Growth Fund ("Memorial/Monteagle Large Cap Growth Fund"), each a separate series of Memorial (each an "Acquiring Fund" and, together, the "Acquiring Funds", and collectively with the Transferring Funds, the "Funds).

This Agreement is intended to be, and is adopted as, a Plan of Reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (i) the transfer of all of the assets of each Transferring Fund in exchange for shares of beneficial interest, no par value per share, of its respective Acquiring Fund ("Acquiring Fund Shares") as set forth on Schedule A attached hereto; (ii) the assumption by each Acquiring Fund of all liabilities of each Transferring Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of each Transferring Fund and the termination of each Transferring Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization"). Notwithstanding anything to the contrary contained herein, the obligations, agreements, representations and warranties with respect to each Fund shall be the obligations, agreements, representations and warranties of that Fund only, and in no event shall any other Fund or the assets of any other Fund be held liable with respect to the breach or other default by an obligated Fund of its obligations, agreements, representations and warranties as set forth herein. Simultaneously with the Reorganization, the Memorial Funds will be renamed "Monteagle Funds" and the Memorial Government Bond Fund will be renamed "Monteagle Fixed Income Fund".

WHEREAS, each Acquiring Fund and each Transferring Fund is a separate series of Memorial and Unified, respectively, and Memorial and Unified are open-end, registered management investment companies and each Transferring Fund owns securities that generally are assets of the character in which its respective Acquiring Fund is permitted to invest;

WHEREAS, each Fund is authorized to issue its shares of beneficial interest;

WHEREAS, the Trustees of Unified have determined that the Reorganization, with respect to each Transferring Fund, is in the best interests of the Transferring Fund's shareholders and that the interests of the existing shareholders of the Transferring Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises, covenants, and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

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ARTICLE I

TRANSFER OF ASSETS OF THE TRANSFERRING FUNDS IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE TRANSFERRING FUNDS' LIABILITIES AND TERMINATION OF THE TRANSFERRING FUNDS

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, each Transferring Fund agrees to transfer all of its assets and liabilities, as set forth in paragraph 1.2, to its respective Acquiring Fund. In exchange, each Acquiring Fund agrees (i) to deliver to its respective Transferring Fund the number of full and fractional shares of the Acquiring Fund equal in value to the value of full and fractional shares of the Transferring Fund then outstanding and (ii) to assume the liabilities of the Transferring Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing date provided for in paragraph 3.1 ("Closing Date").

1.2  ASSETS TO BE ACQUIRED. The assets of each Transferring Fund to be acquired by its respective Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Transferring Fund and any deferred or prepaid expenses shown as an asset on the books of such Transferring Fund on the Closing Date.

Each Transferring Fund has provided its respective Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Transferring Fund's assets as of the date of such statements. Each Transferring Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

Each Transferring Fund will, within a reasonable period of time prior to the Closing Date, furnish its respective Acquiring Fund with a list of the Transferring Fund's portfolio securities and other investments. Each Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish its respective Transferring Fund with a list of the securities, if any, on the Transferring Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions.

1.3 LIABILITIES TO BE ASSUMED. Each Transferring Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible prior to the Closing Date. Each Acquiring Fund shall assume those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of its respective Transferring Fund prepared on behalf of the Transferring Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. Each Acquiring Fund shall assume all of the liabilities of its respective Transferring Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date whether or not they are reflected on the Statement of Assets and Liabilities.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"): (a) each Transferring Fund will make a liquidating distribution, pro rata to its shareholders of record (the "Transferring Fund Shareholders"), determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), of all of the Acquiring Fund Shares received by the Transferring Fund pursuant to paragraph 1.1; and (b) the Transferring Fund will thereupon proceed to terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Transferring Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Transferring Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Transferring Fund will simultaneously be canceled on the books of the Transferring Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. Each Transferring Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Transferring Fund before the Effective Time (as defined in paragraph 3.1) with respect to Transferring Fund shares that are held of record by a Transferring Fund Shareholder at the Effective Time on the Closing Date.

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1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund's transfer agent. Shares of each Acquiring Fund will be issued simultaneously to its corresponding Transferring Fund, in an amount equal in value to the NAV of each Transferring Fund's shares, to be distributed to shareholders of each Transferring Fund.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the transfer of Acquiring Fund Shares in a name other than the registered holder of the Transferring Fund shares on the books of the Transferring Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of each Transferring Fund is and shall remain the responsibility of the Transferring Fund, up to and including the Closing Date, and such later date on which the Transferring Fund is terminated.

1.8 TERMINATION. Each Transferring Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9  The Reorganization with respect to all of the Transferring Funds will not be consummated upon the failure of one of the Transferring Funds to consummate the transactions contemplated hereby..

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The value of a Transferring Fund's assets to be acquired by its respective Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the business day immediately prior to the Closing Date (such time and date being hereinafter called a "Valuation Date"), using the valuation procedures set forth in Unified's Declaration of Trust and each Transferring Fund's then current prospectus and Statement of Additional Information or such other valuation procedures as shall be mutually agreed upon by the parties.  Each Acquiring Fund and Transferring Fund agrees, however, to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of an Acquiring Fund and those determined in accordance with the pricing policies and procedures of its respective Transferring Fund.

2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed as of the close of normal trading on the NYSE on the Valuation Date, using the valuation procedures set forth in Memorial's Instrument of Trust and each Acquiring Fund's then current prospectus and Statement of Additional Information.

2.3 SHARES TO BE ISSUED. The number of each Acquiring Fund's shares to be issued (including fractional shares) shall be equal in net asset value to the net asset value of each corresponding Transferring Fund's shares then outstanding. Upon the Transferring Fund's liquidating distribution each holder of shares of the Transferring Fund will receive shares of the corresponding Acquiring Fund equal in net asset value to the net asset value of shares held by such holder immediately prior to such liquidating distribution.

2.4 DETERMINATION OF VALUE. Except with respect to a Transferring Fund's assets, which shall be valued by Unified Fund Services, Inc., all computations of value shall be made by Citco Mutual Fund Services in accordance with its regular practice in pricing the shares and assets of each Acquiring Fund.

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ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing (the "Closing") will be on or about July [ ], 2006 or such other date(s) as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place immediately prior to the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern Standard Time (the "Effective Time") at the offices of Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN'S CERTIFICATE. The Huntington National Bank, as custodian for each Transferring Fund, shall deliver at the Closing a certificate of an authorized officer stating that: (a) each Transferring Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to its respective Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Transferring Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of an Acquiring Fund or a Transferring Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquiring Fund or a Transferring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4 TRANSFER AGENT'S CERTIFICATE. Unified Fund Services, Inc., as transfer agent for each Transferring Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Transferring Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Each Acquiring Fund shall issue and deliver or cause Citco Mutual Fund Services, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Unified or provide evidence satisfactory to the Transferring Fund that such Acquiring Fund Shares have been credited to the Transferring Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TRANSFERRING FUNDS. Unified and each Transferring Fund represent and warrant to Memorial and the respective Acquiring Fund as follows:

(a) The Transferring Fund is a separate series of a business trust, duly organized, validly existing and in good standing under the laws of the State of Ohio.

(b) The Transferring Fund is a separate series of an Ohio business trust that is registered as an open-end management investment company, and such Ohio business trust's registration with the U.S. Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940 (the "1940 Act") is in full force and effect.

(c) The current prospectus and Statement of Additional Information of the Transferring Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

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(d) The Transferring Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of any material provision of Unified's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Transferring Fund is a party or by which it is bound.

(e) The Transferring Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

(f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Transferring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Transferring Fund to carry out the transactions contemplated by this Agreement. The Transferring Fund knows of no facts that might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Transferring Fund's business or its ability to consummate the transactions contemplated herein.

(g) The financial statements of the Transferring Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial condition of the Transferring Fund as of August 31, 2005 in all material respects as of that date, and there are no known contingent liabilities of the Transferring Fund as of that date not disclosed in such statements.

(h) Since August 31, 2005, there have been no material adverse changes in the Transferring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Transferring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Transferring Fund shall not constitute a material adverse change.

(i) At the Closing Date, all federal and other tax returns and reports of the Transferring Fund required by law to be filed by such date, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Transferring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j) All issued and outstanding shares of the Transferring Fund are, and at the Closing Date, will be duly and validly issued and outstanding, fully paid and non-assessable by the Transferring Fund. All of the issued and outstanding shares of the Transferring Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transferring Fund's transfer agent as provided in paragraph 3.4. The Transferring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Transferring Fund shares, and has no outstanding securities convertible into any of the Transferring Fund shares.

(k) At the Closing Date, the Transferring Fund will have good and marketable title to the Transferring Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets. Upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

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(l) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Transferring Fund. Subject to approval by the Transferring Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Transferring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

(m) The information to be furnished by the Transferring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

(n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Transferring Fund Shareholders and on the Closing Date, any written information furnished by the Transferring Fund with respect to the Transferring Fund for use in the Prospectus/Proxy Statement (as defined in paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(o) The Transferring Fund has elected to qualify and has qualified as a "regulated investment company" (a "RIC") under the Code as of and since its first taxable period; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

(p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Ohio law for the execution of this Agreement by Unified, for itself and on behalf of each Transferring Fund, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Transferring Fund as described in paragraph 5.2.

4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. Memorial and each Acquiring Fund represent and warrant to Unified and the respective Transferring Fund as follows:

(a) The Acquiring Fund is a separate series of a business trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Acquiring Fund is a separate series of a Delaware business trust that is registered as an open-end management investment company, and such Delaware business trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect. The registration statement creating the Acquiring Fund as a series of Memorial will be effective on or before the Closing Date.

(c) The current prospectus and Statement of Additional Information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

(d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result in a violation of any material provision of Memorial's Instrument of Trust or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

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(e) Except as otherwise disclosed in writing to the Transferring Fund and accepted by the Transferring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending, or to its knowledge, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(f) The financial statements of the Acquiring Fund (other than the Memorial/Monteagle Value Fund and the Memorial/Monteagle Large Cap Growth Fund, which are not yet in operation and, therefore, do not have financial statements) are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Transferring Funds) fairly reflect the financial condition of the Acquiring Fund as of December 31, 2005 in all material respects as of that date, and there are no known contingent liabilities of the Acquiring Fund as of that date not disclosed in such statements.

(g) Since December 31, 2005, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities for business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Transferring Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund (other than the Memorial/Monteagle Value Fund and the Memorial/Monteagle Large Cap Growth Fund, which are not yet in operation) required by law to be filed by such date, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(i) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

(j) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

(k) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

(l) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Transferring Fund Shareholders and on the Closing Date, any written information furnished by Memorial with respect to the Acquiring Fund for use in the Prospectus/Proxy Statement (as defined paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

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(m) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(n) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by Memorial, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by Memorial (except as provided in paragraph 4.3), for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(o) The Acquiring Fund intends to qualify as a RIC under the Code, and with respect to each Acquiring Fund that has conducted material investment operations prior to the Closing Date, the Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable period; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

4.3 REPRESENTATIONS OF MEMORIAL. Memorial represents and warrants to its as follows:

(a) Memorial has filed a post-effective amendment to its registration statement on Form N-1A for the purpose of (i) changing the name of the Memorial Funds to "Monteagle Funds", (ii) changing the name of the Memorial Government Bond Fund to "Monteagle Fixed Income Fund", (iii) amending the Memorial Government Bond Fund's investment objective, policies and strategies to be substantially similar to those of the Monteagle Fixed Income Fund, (iv) creating two new series, the Memorial/Monteagle Value Fund and the Memorial/Monteagle Large Cap Growth Fund, (v) disclosing the appointment of Nashville Capital Corporation as the investment manager for the Memorial Government Bond Fund, the Memorial/Monteagle Value Fund and the Memorial/Monteagle Large Cap Growth Fund, and (vi) disclosing the appointment of Howe and Rusling, Inc., Robinson Investment Group, Inc. and Northstar Capital Management, Inc. as sub-advisors to the Memorial Government Bond Fund, the Memorial/Monteagle Value Fund and the Memorial/Monteagle Large Cap Growth Fund, respectively. The post-effective amendment will be effective on or before the Closing Date.

(b) On or before the Closing Date, shareholders of the Memorial Government Bond shall have approved (i) amendments to the Memorial Government Bond Fund's investment objective, policies and strategies so that they are substantially similar to those of the Monteagle Fixed Income Fund, (ii) an investment management agreement with Nashville Capital Corporation and (iii) a sub-advisory agreement with Howe & Rusling, Inc.

ARTICLE V

COVENANTS OF EACH ACQUIRING FUND AND EACH TRANSFERRING FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraphs 4.3 and 8.5, each Acquiring Fund and Transferring Fund will operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and shareholder redemptions.

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5.2  APPROVAL OF SHAREHOLDERS. Unified will call a special meeting of Transferring Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. Each Transferring Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4  ADDITIONAL INFORMATION. Each Transferring Fund will assist its respective Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Transferring Fund's shares.

5.5  FURTHER ACTION. Subject to the provisions of this Agreement, each Acquiring Fund and its respective Transferring Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the applicable Closing Date, each Transferring Fund shall furnish its respective Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Transferring Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Cohen McCurdy, Ltd. and certified by the Unified's Treasurer.

5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. Memorial will prepare and file with the Commission a registration statement on Form N-14 (the "Registration Statement"), under the 1933 Act, relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of each Transferring Fund and the prospectus of each Acquiring Fund relating to the transaction contemplated by this Agreement (the "Prospectus/Proxy Statement"). The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act. Each Transferring Fund will provide its respective Acquiring Fund with the materials and information necessary to prepare the Prospectus/Proxy Statement for inclusion in the Registration Statement in connection with the meeting of the Transferring Funds Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8  INDEMNIFICATION.

(a) Memorial will assume all liabilities and obligations of Unified relating to any obligation of Unified to indemnify its current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and Unified's Declaration of Trust, as in effect as of the date of this Agreement. Without limiting the foregoing, Memorial agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such, under the Unified's Declaration of Trust as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights that may be asserted against Memorial, its successors or assigns.

(b) Each Acquiring Fund agrees to indemnify and hold harmless its respective Transferring Fund and each of the Transferring Fund's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Transferring Fund or any of its Trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

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(c) Each Transferring Fund agrees to indemnify and hold harmless its respective Acquiring Fund and each of the Acquiring Fund's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund or any of its Trustees or officers may become subject, insofar as any such loss, claim damage liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Transferring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH TRANSFERRING FUND

The obligations of each Transferring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by its respective Acquiring Fund of all the obligations to be performed by it pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of that Closing Date. Each Acquiring Fund shall have delivered to its respective Transferring Fund a certificate executed in the Acquiring Fund's name by Memorial's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Transferring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Transferring Fund shall reasonably request.

6.2 The Transferring Funds shall have received on the Closing Date an opinion from Charles W. Lutter, Jr., counsel to Memorial, dated as of such Closing Date, in a form reasonably satisfactory to the Transferring Funds, covering the following points:

(a) Memorial is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

(b) Memorial is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

(c) This Agreement has been duly authorized, executed, and delivered by Memorial on behalf of each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Transferring Funds, is a valid and binding obligation of the Acquiring Funds enforceable against each Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

(d) Assuming that a consideration of not less than the net asset value of Acquiring Fund Shares has been paid, Acquiring Fund Shares to be issued and delivered to each Transferring Fund on behalf of the Transferring Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

(e) The Registration Statement has been declared effective by the Commission and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Funds of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

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(f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of Memorial's Instrument of Trust or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which an Acquiring Fund is a party or by which an Acquiring Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which an Acquiring Fund is a party or by which it is bound.

(g) In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (only insofar as they relate to an Acquiring Fund) existing on or before the effective date of the Registration Statement or the Closing Date that are required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement that are not described or filed as required.

(h) To the knowledge of such counsel no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by an Acquiring Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

(i) In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, and except as otherwise disclosed, such counsel is not aware of any litigation or administrative proceeding of or before any court or governmental body that is presently pending or threatened as to an Acquiring Fund or any of its properties or assets. In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, to the knowledge of such counsel, the Acquiring Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Funds' business, other than as previously disclosed in the Registration Statement.

In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

6.3 (a) The post-effective amendment on Form N-1A filed by Memorial with the SEC to (i) change the name of the Memorial Funds to "Monteagle Funds", (ii) change the name of the Memorial Government Bond Fund to "Monteagle Fixed Income Fund", (iii) amend the Memorial Government Bond Fund's investment objective, policies and strategies to be substantially similar to those of the Monteagle Fixed Income Fund, (iv) create two new series, the Memorial/Monteagle Value Fund and the Memorial/Monteagle Large Cap Growth Fund, (v) disclose the appointment of Nashville Capital Corporation as the investment manager for the Memorial Government Bond Fund, the Memorial/Monteagle Value Fund and the Memorial/Monteagle Large Cap Growth Fund, and (vi) disclose the appointment of Howe and Rusling, Inc., Robinson Investment Group, Inc. and Northstar Capital Management, Inc. as sub-advisors to the Memorial Government Bond Fund, the Memorial/Monteagle Value Fund and the Memorial/Monteagle Large Cap Growth Fund, respectively, has been declared effective by the Commission.

(b) Shareholders of the Memorial Government Bond Fund have approved (i) amendments to the Memorial Government Bond Fund's investment objective, policies and strategies so that they are substantially similar to those of the Monteagle Fixed Income Fund, (ii) an investment management agreement with Nashville Capital Corporation and (iii) a sub-advisory agreement with Howe & Rusling, Inc.

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6.4 Subject to paragraph 6.3, as of the Closing Date with respect to the Reorganization of the Transferring Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to each Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Prospectus/Proxy Statement.

6.5 For the period beginning at the Closing Date and ending not less than five years thereafter, Memorial, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Trustees and officers of Unified, covering the actions of such Trustees and officers of Unified for the period they served as such.

6.6 Unified shall have received a letter of indemnification from the Nashville Capital Corporation stating that it agrees to indemnify Unified, its employees, agents, trustees and officers (each, an “Indemnified Party”) against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other direct (but not indirect, special or consequential) expenses arising out of any shareholder litigation, SEC staff inquiries, investigations or SEC disciplinary action taken with respect to any of the Transferring Funds, except to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, fees and expenses are a result of breach of the Agreement by an Indemnified Party.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

The obligations of each Acquiring Fund to consummate the transactions provided for herein shall be subject, at their election, to the performance by each corresponding Transferring Fund of all the obligations to be performed by the Transferring Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1  All representations, covenants, and warranties of a Transferring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. Each Transferring Fund shall have delivered to its respective Acquiring Fund on such Closing Date a certificate executed in the Transferring Fund's name by Unified's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Transferring Fund shall have delivered to its respective Acquiring Fund a statement of the Transferring Fund's assets and liabilities, together with a list of the selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of Unified.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH
ACQUIRING FUND AND TRANSFERRING FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to each Transferring Fund or its respective Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to each Transferring Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the respective Transferring Fund in accordance with Ohio law and the provisions of Unified's Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the respective Acquiring Fund. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Transferring Fund may waive the conditions set forth in this paragraph 8.1.

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8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or a Transferring Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. In addition, each of the following events shall have occurred:

(a) The registration statement on Form N-1A for Memorial, including the post effective amendment to (i) change the name of the Memorial Funds to "Monteagle Funds", (ii) change the name of the Memorial Government Bond Fund to "Monteagle Fixed Income Fund", (iii) amend the Memorial Government Bond Fund's investment objective, policies and strategies to be substantially similar to those of the Monteagle Fixed Income Fund, (iv) create two new series, the Memorial/Monteagle Value Fund and the Memorial/Monteagle Large Cap Growth Fund, (v) disclose the appointment of Nashville Capital Corporation as the investment manager for the Memorial Government Bond Fund, the Memorial/Monteagle Value Fund and the Memorial/Monteagle Large Cap Growth Fund, and (vi) disclose the appointment of Howe and Rusling, Inc., Robinson Investment Group, Inc. and Northstar Capital Management, Inc. as sub-advisors to the Memorial Government Bond Fund, the Memorial/Monteagle Value Fund and the Memorial/Monteagle Large Cap Growth Fund, respectively,

(b) Shareholders of the Memorial Government Bond Fund have approved (i) amendments to the Memorial Government Bond Fund's investment objective, policies and strategies so that they are substantially similar to those of the Monteagle Fixed Income Fund, (ii) an investment management agreement with Nashville Capital Corporation and (iii) a sub-advisory agreement with Howe & Rusling, Inc.

8.5 Each Transferring Fund shall have declared and paid a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Transferring Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to such Closing Date (after reduction for any capital loss carry forward).

8.6 The parties shall have received a favorable opinion of Rabil, Ropka, Kingett & Stewart, L.L. addressed to each Acquiring Fund and Transferring Fund substantially to the effect that for federal income tax purposes with respect to each Transferring Fund:

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(a) The transfer of all of the Transferring Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund (followed by the distribution of Acquiring Fund Shares to the Transferring Fund Shareholders and the termination of the Transferring Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Transferring Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Transferring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund.

(c) No gain or loss will be recognized by the Transferring Fund upon the transfer of the Transferring Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Transferring Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Transferring Fund Shareholders in exchange for such shareholders' shares of the Transferring Fund.

(d) No gain or loss will be recognized by the Transferring Fund Shareholders upon the exchange of their Transferring Fund shares for Acquiring Fund Shares in the Reorganization.

(e) The aggregate tax basis for Acquiring Fund Shares received by each Transferring Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Transferring Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares to be received by each Transferring Fund Shareholder will include the period during which the Transferring Fund shares exchanged therefore were held by such shareholder, provided the Transferring Fund shares are held as capital assets at the time of the Reorganization.

(f) The tax basis of the Transferring Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Transferring Fund immediately prior to the Reorganization. The holding period of the assets of the Transferring Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Transferring Fund.

(g) The Acquiring Fund will succeed to and take into account the items of the Transferring Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and applicable regulations thereunder.

Such opinion shall be based on customary assumptions and such representations as Rabil, Ropka, Kingett & Stewart, L.L. may reasonably request, and each Transferring Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Transferring Fund may waive the conditions set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

9.1 Except as otherwise provided for herein, Nashville Capital Corporation, or an affiliate thereof, shall bear all expenses of the transactions contemplated by this Agreement. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Statement/Proxy Statement on Form N-14 under the 1933 Act covering Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (b) postage; (c) printing; (d) accounting fees; (e) legal and audit fees; (f) solicitation costs of the transactions, (g) the cost of winding up and liquidating the Transferring Funds, and (h) all fees listed on the closing/merger schedule provided by United Fund Services. Nashville Capital Corporation, or an affiliate thereof, shall remain liable for expenses in the event this Agreement is terminated pursuant to paragraph 11.1.

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ARTICLE X

ENTIRE AGREEMENT; SURVIVAL

10.1 Memorial, on behalf of each Acquiring Fund, and Unified, on behalf of each Transferring Fund, agrees that neither party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representation, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, and the obligations of each of the Acquiring Funds, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of Memorial and Unified. In addition, either Memorial or Unified may at its option terminate this Agreement at or prior to either Closing Date due to:

(a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days;

(b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) a determination by the party’s Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the party, and to give notice to the other party hereto.

11.2  In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either an Acquiring Fund, a Transferring Fund, Memorial, Unified, the respective Trustees or officers, to the other party or its Trustees or officers, but paragraph 9.1 shall continue to apply.

ARTICLE XII

AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of each Transferring Fund and Acquiring Fund; provided, however, that following the meeting of the Transferring Fund Shareholders called by a Transferring Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions to the detriment of such shareholders.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

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13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3  This Agreement shall be governed by and construed in accordance with the laws of the State of Ohio, without giving effect to the conflicts of laws provisions thereof.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of each Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Memorial personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Agreement and Declaration of Trust of Memorial. The execution and delivery of this Agreement have been authorized by the Trustees of Memorial on behalf of each Acquiring Fund and signed by authorized officers of Memorial, acting as such. Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Acquiring Fund as provided in Memorial's Agreement and Declaration of Trust.

13.6 It is expressly agreed that the obligations of each Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Unified personally, but shall bind only the trust property of the Acquired Fund, as provided in the Agreement and Declaration of Trust of Unified. The execution and delivery of this Agreement have been authorized by the Trustees of Unified on behalf of each Acquired Fund and signed by authorized officers of Unified, acting as such. Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Acquiring Fund as provided in Unified's Agreement and Declaration of Trust.

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IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

MEMORIAL FUNDS on behalf of the Acquiring Funds

By:_________________________
Name: Carl Clayton Peterson
Title: President

UNIFIED SERIES TRUST, on behalf of the Transferring Funds

By:_________________________
Name: Anthony J. Ghoston
Title: President

NASHVILLE CAPITAL CORPORATION, with respect to Paragraph 9.1 only

By:_________________________
Name: Larry Curtis Catlett
Title: President

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Schedule A

Shareholders of each Transferring Fund will receive shares of the corresponding Acquiring Fund

Unified Fund (Transferring Fund)	Memorial Fund (Acquiring Fund)
Monteagle Fixed Income Fund	Memorial Government Bond Fund
Monteagle Value Fund	Memorial/Monteagle Value Fund*
Monteagle Large Cap Growth Fund	Memorial/Monteagle Large Cap Growth Fund*

* The Acquiring Fund is a newly created series of Memorial Funds.

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EXHIBIT B

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MEMORIAL FUNDS1
INVESTMENT ADVISOR'S REPORT AND PERFORMANCE DATA
DECEMBER 31, 2005

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MEMORIAL GOVERNMENT BOND FUND1
A Discussion of Fund Performance

How did the Fund perform?

For the year ended December 31, 2005, the Memorial Government Bond Fund ("Fund") had a total return of 1.07%. The Fund's benchmark, the Lehman Brothers U.S. Government Intermediate Bond Index ("Index") had a total return of 1.68% for the same period. The Fund's net asset value per share as of December 31, 2005 is $10.10 versus $10.30 as of December 31, 2004. The investment adviser for the Fund has agreed to pay expenses in excess of 1.00% for the Fund, excluding taxes, interest, brokerage commissions, other portfolio expenses and extraordinary expenses incurred by the Fund.

During 2005, the investments within the Fund had an average coupon rate greater than that of the Index and an average maturity slightly shorter than the Index. This allocation was designed to reduce long-term volatility versus the Index. The higher cash flows generated within the Fund for reinvestment should create an advantage for the Fund versus the Index as the shorter bonds mature.

What is the Fund's investment approach?

The Fund's goal is to seek a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. Under normal circumstances, at least 80% of the Fund's portfolio holdings will be fixed and variable rate U.S. Government securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities. The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to thirty years. The Fund seeks to moderate fluctuations in the price of its shares by structuring maturities of its investment portfolio in order to maintain the portfolio's duration (a measure of sensitivity to changes in interest rates) between 75% and 125% of the duration of the Lehman Brothers U.S. Government Intermediate Bond Index.

During periods of rising interest rates, we may reduce the duration of the portfolio by purchasing securities that generate increased cash flow. The cash flow will be reinvested at the prevailing higher interest rates. If interest rates are falling or the demand for high quality government securities is increasing, we may extend the duration of the Fund to take advantage of available security opportunities. Security opportunities will give consideration to maintaining the Fund's cash flow characteristics and to take advantage of their capital appreciation potential.

As of December 31, 2005, all Fund fixed income investments were invested in U.S. Government and Agency securities. The fixed income investments within the Fund have an average coupon rate of 4.69%, a modified duration of 3.19 years, and an effective maturity of 3.62 years.

1 Memorial Funds and Memorial Government Bond Fund are being renamed "Monteagle Funds" and "Monteagle Fixed Income Fund", respectively.

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What influenced the Fund's performance?

During 2005, the U.S. Treasury yield curve ("yield curve") flattened as short term interest rates increased based on decisions made by the Federal Reserve Board. Interest rates increased for maturities from three months to ten years; however, the shorter maturities increased at a higher rate. The interest rate for the three month U.S. Treasury increased 186 basis points from 2.21% to 4.07%. The interest rate for the two year U.S. Treasury increased 133 basis points from 3.07% to 4.40%. The interest rate for the five year U.S. Treasury increased 74 basis points from 3.61% to 4.35%. It is this movement that caused the yield curve to flatten. This movement explains the impact to both the Fund and the Index.

During the first three quarters of 2005, the Fund's duration averaged 2.75 years, which was below that of the Index. A shorter duration is expected to reduce volatility and preserve principle over time. This reduction of risk creates the expectation of slightly lower returns in a falling interest rate market and slightly higher returns in a rising interest rate market. During the period, these expectations were not fully realized due to the flattening of the yield curve. As the yield curve returns to a more normal position, i.e. lower short term interest rates and higher long term interest rates, the high cash flow and shorter duration of the Fund should improve returns when compared to the Index. Until this happens, the performance of the Fund should be more in line with that of the Lehman Brothers U.S. Government 1-5 Year Index while maintaining its duration constraints.

The underlining securities within the Fund performed extremely well versus the Index despite the movement of the curve. The underlining securities outperformed the Lehman U.S. Government Intermediate Index by 27 basis points before expenses. The majority of the assets performed as expected based upon the curve movement and their respective maturities and durations. The securities that had the greatest positive effect on the portfolio were the floating rate securities. The portfolio contains a Federal Farm Credit Bank issue that floats above the one month LIBOR rate and a Federal Home Loan Bank issue that floats above three month LIBOR rate. These two securities both reset to a higher coupon with the increase in short term rates. The securities that negatively impacted the Fund's return versus the Index were the non-callable Agency bonds with maturities between one and three years. As of year-end 2005, the portfolio was holding five bullet securities with final maturities within this same time period which underperformed the Index as shorter maturity interest rates increased more dramatically as the yield curve flattened. As the yield curve steepens, the increased roll off of these investments to maturity will enable reinvestment at higher rates. This should occur quicker with shorter maturity securities. Additionally, large redemptions within the Fund in the second and third quarters affected the Fund's 2005 performance. This required the Fund to liquidate several security positions in order to supplement the cash on hand to fulfill the redemption request. The redemptions eliminated the opportunity for reinvestment of interest income and bond maturities expected at or near the redemption periods.

What is the Fund's current strategy?

The Fund will continue to position its investments to generate a higher cash flow compared to the Index. Over the last few years, mortgage-backed securities ("MBS") were positioned to provide high cash flows to allow for reinvestment at higher interest rates as interest rates increased. Mortgage-backed securities will continue to be used to provide cash flow; however, they are not expected to increase in proportion to overall assets. As of December 31, 2005, the Fund held 10.73% of its investments in Collateralized Mortgage Obligations ("CMO"), and 13.11% in MBS pools. During the first part of 2005, exposure to CMOs was reduced significantly. Exposure to MBS paper remained fairly consistent throughout 2005. In managing the Fund, cash flow continues to be a key factor; however, final stated maturities have replaced a portion of the expected principle and interest cash flows. This structure creates a further defined "laddered" portfolio that is expected to generate a minimum cash flow of 10% of the portfolio per year for the next five years. In fact, 71% of the portfolio is expected to turn over within the next five years. This is designed to lower the volatility of the Fund and improve the overall measure of how the prices of bonds in the portfolio change during various interest rate environments. Assets have been invested to provide better diversification by maturity and asset type in order to bring the Fund more in line with the asset allocation of the Index. Higher cash flows should enable the Fund to increase its dividend at a faster rate now that rates have increased within the short maturity portion of the yield curve. Floating rate U.S. Government Agency bond issues have been added to the portfolio to provide diversification and flexibility.

2

Government Bond Fund Profile (Unaudited)

Top Ten Portfolio Holdings
(% of Net Assets)

FNMA, Pool 386008, 4.52%, 04/01/2013	4.93%
GNMA, Series 2003-81, 6.00%, 03/20/2029	4.68%
Freddie Mac, 4.75%, 12/08/2010	4.57%
FNMA, 2005-3, 4.40%, 12/25/2012	3.55%
FNMA, Pool 545759, 6.50%, 07/01/2032	3.36%
FNMA, 7.25%, 01/15/2010	2.49%
FHLB, 6.795%, 06/30/2009	2.44%
FFCB, 4.31%, 01/18/2008	2.29%
FHLB, 4.625%, 08/09/2010	2.28%
FNMA, 4.50%, 08/04/2008	2.27%
32.86%

Portfolio Industries
(% of Net Assets)

Government Agency Bonds	72.70%
Mortgage Backed Securities	23.84%
Money Market Funds	2.62%
Other Assets in Excess of Liabilities	0.84%
100.00%

Bond Payment Class Type with
Cash and Other Assets
(% of Net Assets)

Non-Callable Bonds	34.50%
Callable Bonds	33.70%
Mortgage Backed Bonds/Pooled	13.09%
Planned Amortization Class Bonds	8.62%
Floating Rate Bonds	4.57%
Money Market Funds	2.62%
Sequential Pay CMO	2.06%
Other Assets in Excess of Liabilities	0.84%
100.00%

This chart reflects the change in value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the Government Bond Fund since the Fund's inception. The result is compared with a broad-based securities market index and may also include an industry focused index comparison. Change in value of the Lehman Brothers Intermediate U.S. Government Bond Index is based on an inception date of 3/30/98. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Index does not include expenses. The Lehman Brothers Intermediate U.S. Government Bond Index is composed of all publicly issued, non-convertible, domestic debt of the U.S. Government or any agency thereof. The Fund is professionally managed while the Index is unmanaged and is not available for investment. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. During the period certain fees and expenses were waived or reimbursed by the Advisor; otherwise total return would have been lower.

3

Performance information presented here represents only past performance and does not necessarily indicate future results.

Government Bond Fund vs.
Lehman Brothers Intermediate U.S. Government Bond Index

Average Annual Total Return on 12/31/05	One Year	Five Year	Since Inception on 03/30/98
Government Bond Fund:	1.07%	3.67%	4.57%
Lehman Brothers Intermediate U.S. Government Bond Index	1.68%	4.82%	5.37%

Investment Value on 12/31/2005
Government Bond Fund:	$14,146
Lehman Brothers Intermediate U.S. Government Bond Index	$15,009

EXPENSE EXAMPLE:

As a shareholder of the Government Bond Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

4

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During Period* July 1, 2005 Through December 31, 2005
Actual	$1,000.00	$1,001.80	$5.10
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.16

*  Expenses are equal to the Fund's annualized expense ratio of 1.01%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.18% for the period of July 1, 2005, to December 31, 2005.

5

MONTEAGLE FUNDS
ANNUAL REPORT
AUGUST 31, 2005

Monteagle Fixed Income Fund

The Year in Review
Over the last twelve months, the Federal Reserve Open Market Committee (FOMC), which is responsible for establishing monetary policy for the Federal Reserve Bank, has raised the Federal Funds rate from 1.50% to 3.50%. The overall performance of the bond market, as well as that of the Fund, has been negatively impacted by the increase in short-term interest rates. As a result, the total rate of return of the Fund for this past fiscal year was modestly positive at 1.72%. The Fund underperformed relative to its benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which had a total return of 2.55%. However, it is important to mention that the Fund's performance is net of all costs, while the index, which is used for tracking purposes, does not include any costs.

Our Forecast of Future Events
It is widely anticipated that the FOMC will continue to increase short-term rates into 2006. There are varying opinions by economists and fixed income investors of when the FOMC will stop. No one knows exactly how much longer this tightening cycle will last. Historically, the Federal Reserve continues to raise short-term rates until it feels confident that the risk of inflation is minimal. Currently, we believe inflation is well contained. However, it is at the higher end of the acceptable range that the FOMC monitors. Another consideration for the Federal Reserve is overall economic growth. By raising short-term rates, the FOMC needs to balance fighting inflation with the risk of perhaps inhibiting economic expansion or inducing a recession. At this time, the debate continues over whether the increased short-term rtes are producing an economic slowdown or whether the high cost of energy may be stimulating our currently benign inflation.

How We Intend to Manage the Fund
As the Fund's manager, we have been anticipating higher interest rates for the last two years. In response to the expectation of higher rates, we have maintained a defensive strategy by keeping the average maturity of the fund's assets shorter than our benchmark index. What was not expected, and what is not typical during monetary tightening cycles, is that longer-term rates (10 to 30 years) have decreased during the past year. With short-term rates increasing and long-term rates decreasing, the Treasury yield curve has "flattened". Investors and portfolio managers are not receiving the additional premium in yield that is typically associated with the increased interest rate risk of assets having longer maturities. We have been slowly increasing the average maturity of the Fund's assets over the last six months, recognizing that the tightening cycle may be closer to ending. However, we are still wary of rising energy prices and their effect on increasing inflation. We will continue to take a more conservative approach to portfolio management during this uncertain period. We feel it is prudent, at this time, to make preservation of capital a high priority until we feel that inflationary pressures have subsided.

Sincerely,

Thomas G. Rusling
Co-Chairman
Howe and Rusling

6

Investment Results

Average Annual Total Returns (for periods ended August 31, 2005)

	One Year	Five Year	Since Inception (December 20, 1999)
Monteagle Fixed Income Fund*	1.72%	5.82%	5.93%

Lehman Brothers Intermediate
Government/Credit Bond Index**	2.47%	6.51%	6.54%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-272-9746.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Lehman Brothers Intermediate Government/Credit Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index. Individuals should also be aware that there are costs and fees associated with ETFs or other investment vehicles that track Bond indices.

The Fund is distributed by Unified Financial Securities, Inc.

7

The chart above assumes an initial investment of $25,000 made on December 20, 1999 (commencement of Fund operations) and held through August 31, 2005. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Summary of Fund's Expenses - (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and trustees expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period (March 1, 2005) and held for the entire period (through August 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value March 1, 2005	Ending Account Value August 31, 2005	Expenses Paid During Period* March 1, 2005 Through August 31, 2005
Actual	$1,000.00	$1,018.82	$5.96
Hypothetical**	$1,000.00	$1,019.30	$5.96

*  Expenses are equal to the Fund's annualized expense ratio of 1.01%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The annualized expense ratio for the Monteagle Fixed Income Fund was 1.17%.

**Assumes a 5% return before expenses.

8

ADDITIONAL INFORMATION
for the
MEMORIAL FUNDS
6550 Directors Parkway
Abilene, TX 79606
1-888-263-5593

The Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated June 30, 2006 for the Special Meeting of Shareholders of Monteagle Funds to be held on Wednesday July 12, 2006. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling 1-888-263-5593. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

Further information about the participating Memorial Funds is contained in and incorporated by reference to the Statement of Additional Information for the Government Bond Fund dated February 28, 2006 and the New Value and New Large Cap Growth Funds dated June 30, 2006. The audited financial statements and related independent auditor's report for the Memorial Funds contained in the 2005 Annual Report to Shareholders for the fiscal year ending December 31, 2005, are incorporated herein by reference.

Further information about the Monteagle Funds is contained in and incorporated by reference to the Monteagle Funds' Statement of Additional Information dated May 15, 2006. The audited financial statements and related independent auditor's report for the Monteagle Funds contained in the 2005 Annual Report to Shareholders for the fiscal year ending August 31, 2005, are incorporated herein by reference. Additionally, the subsequent Semi-Annual Report is incorporated by reference herein.

Table of Contents

Financial Statements of the combined Monteagle Fixed Income Fund and the New Fixed Income Fund on a pro forma basis for the period ended March 31, 2006	1

PRO FORMA
COMBINED PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2006

	Monteagle Fixed Income Fund		Memorial Government Bond Fund		New Monteagle Fixed Income Fund (Pro Forma Combined) (a)
	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
CORPORATE BONDS - 29.14%
Abbott Laboratories Corp., 5.40%, 09/15/2008	500,000	$502,228	-	$-	500,000	$502,228
Alcoa, Inc., 5.375%, 01/15/2012	500,000	494,708	-	-	500,000	494,708
American Express Co., 4.75%, 06/17/2009	500,000	493,130	-	-	500,000	493,130
Bank of America Corp., 4.875%, 01/15/2013	500,000	483,436	-	-	500,000	483,436
Bank of America Corp., 5.875%, 02/15/2009	250,000	253,916	-	-	250,000	253,916
Bank of New York, 3.90%, 09/01/2007	500,000	490,804	-	-	500,000	490,804
Bottling Group LLC, 4.625%, 11/15/2012	500,000	477,028	-	-	500,000	477,028
Bristol Myers Squibb, 5.75%, 10/01/2011	500,000	506,084	-	-	500,000	506,084
CIT Group Holdings, Inc., 4.75%, 12/15/2010	500,000	484,512	-	-	500,000	484,512
Coca-Cola Enterprises, 5.75%, 03/15/2011	500,000	509,331	-	-	500,000	509,331
Credit Suisse First, 4.875%, 08/15/2010	350,000	342,059	-	-	350,000	342,059
First Data Corp., 4.85%, 10/01/2014	500,000	468,984	-	-	500,000	468,984
General Electric Company, 5.00%, 02/01/2013	500,000	487,044	-	-	500,000	487,044

	Monteagle Fixed Income Fund		Memorial Government Bond Fund		New Monteagle Fixed Income Fund (Pro Forma Combined) (a)
	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
Goldman Sachs Group Inc., 5.25%, 10/15/2013	500,000	487,518	-	-	500,000	487,518
IBM Corp., 5.375%, 02/01/2009	1,000,000	1,005,632	-	-	1,000,000	1,005,632
JP Morgan Chase & Co., 4.50%, 01/15/2012	500,000	473,769	-	-	500,000	473,769
Lehman Bros. Holdings, Inc., 4.375%, 11/30/2010	500,000	479,950	-	-	500,000	479,950
Merck & Co., Inc, 4.75%, 03/01/2015	500,000	469,793	-		500,000	469,793
Nabisco, Inc., 7.05%, 07/15/2007	1,000,000	1,017,800	-		1,000,000	1,017,800
SBC Communications, Inc., 5.625%	200,000	194,961	-		200,000	194,961
SLM Corp., 4.50%, 07/26/2010	500,000	477,674	-		500,000	477,674
SunTrust Bank of Atlanta, 6.375%, 04/01/2011	500,000	519,840	-		500,000	519,840
Textron Financial Corp., 4.125%, 03/03/2008	500,000	489,457	-		500,000	489,457
United Health Group, Inc., 5.00%, 08/15/2014	250,000	240,641	-		250,000	240,641
Wells Fargo & Co., 5.25%, 12/01/2007	500,000	500,842	-		500,000	500,842
TOTAL CORPORATE BONDS		12,351,141				12,351,141	29.14%

MUNICIPAL BONDS - 8.53%
Atlanta & Fulton County, Georgia Recreation Authority	300,000	312,669			300,000	312,669
Downtown Arena Project, 6.25%, 12/01/2011
Denver, Colorado City & County School District, 6.76%, 12/15/2007	25,000	25,639			25,000	25,639

	Monteagle Fixed Income Fund		Memorial Government Bond Fund		New Monteagle Fixed Income Fund (Pro Forma Combined) (a)
	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
Denver, Colorado City & County School District, 6.76%, 12/15/2007	975,000	998,312			975,000	998,312
LaGrange, Georgia Development Authority Communications	750,000	769,147			750,000	769,147
System Project, 6.10%, 02/01/2010
New Jersey Sports & Expos , 7.375%, 03/01/2007	500,000	510,085			500,000	510,085
Texas Tech University, 5.32%, 08/15/2007	1,000,000	1,001,360			1,000,000	1,001,360
TOTAL MUNICIPAL BONDS		3,617,212				3,617,212	8.53%

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.08%
FFCB - 9.71%
3.21%, 08/16/2007	-	-	300,000	292,512	300,000	292,512
3.25%, 06/15/2007	-	-	300,000	293,510	300,000	293,510
3.65%, 03/16/2009	-	-	250,000	239,902	250,000	239,902
4.30%, 11/18/2009	-	-	300,000	290,879	300,000	290,879
4.31%, 01/18/2008 (a)	-	-	500,000	500,213	500,000	500,213
4.50%, 10/24/2007	-	-	300,000	297,307	300,000	297,307
4.70%, 05/25/2010	-	-	500,000	488,566	500,000	488,566
4.95%, 03/12/2013	500,000	486,028	-	-	500,000	486,028
4.95%, 11/12/2013	-	-	300,000	295,725	300,000	295,725
5.00%, 12/12/2012	-	-	400,000	389,316	400,000	389,316
5.40%, 10/06/2015	-	-	300,000	293,127	300,000	293,127
6.23%, 12/21/2018	-	-	250,000	247,251	250,000	247,251
		486,028		3,628,308		4,114,336	9.71%

	Monteagle Fixed Income Fund		Memorial Government Bond Fund		New Monteagle Fixed Income Fund (Pro Forma Combined) (a)
	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
FHLB - 14.70%
2.50%, 02/16/2007	200,000	199,271	-	-	200,000	199,271
2.75%, 09/30/2009			200,000	193,230	200,000	193,230
2.875%, 04/19/2007	-	-	300,000	293,180	300,000	293,180
3.00%, 10/19/2009 (a)	-	-	110,000	107,912	110,000	107,912
3.75%, 09/29/2006	-	-	300,000	298,012	300,000	298,012
4.05%, 08/27/2009	-	-	100,000	97,823	100,000	97,823
4.275%, 06/27/2008	-	-	300,000	294,793	300,000	294,793
4.375%, 10/27/2006	-	-	300,000	298,726	300,000	298,726
4.625%, 08/25/2008	-	-	300,000	296,289	300,000	296,289
4.85%, 09/27/2010	-	-	300,000	292,607	300,000	292,607
4.90%, 11/21/2007	-	-	200,000	199,091	200,000	199,091
5.00%, 01/26/2009	-	-	250,000	247,947	250,000	247,947
3.00%, 10/15/2008	-	-	300,000	285,475	300,000	285,475
3.40%, 12/30/2008	-	-	300,000	287,119	300,000	287,119
4.50%, 11/15/2012	750,000	725,162	-	-	750,000	725,162
4.625%, 08/09/2010 (a)	-	-	500,000	496,535	500,000	496,535
5.17%, 09/22/2014	-	-	300,000	290,774	300,000	290,774
5.25%, 06/18/2014	500,000	501,778	-	-	500,000	501,778
5.375%, 02/15/2007	-	-	300,000	300,570	300,000	300,570
6.795%, 06/30/2009	-	-	500,000	525,738	500,000	525,738
		1,426,211		4,805,821		6,232,032	14.70%

FHLMC - 14.22%
Series MTN, 2.25%, 12/04/2006	-	-	300,000	294,356	300,000	294,356

	Monteagle Fixed Income Fund		Memorial Government Bond Fund		New Monteagle Fixed Income Fund (Pro Forma Combined) (a)
	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
Series MTN, 2.35%, 06/16/2006	-	-	400,000	397,876	400,000	397,876
3.00, 03/28/08	500,000	478,963	-	-	500,000	478,963
Series MTN1, 3.00%, 05/26/2006	-	-	300,000	299,104	300,000	299,104
Series 1, 3.75%, 11/15/2006	-	-	300,000	297,488	300,000	297,488
4.50%, 02/15/2008	-	-	300,000	296,354	300,000	296,354
4.68%, 08/15/2006 (b)	-	-	300,000	294,562	300,000	294,562
4.75%, 12/08/2010	-	-	1,000,000	982,104	1,000,000	982,104
5.00%, 08/15/2015	-	-	443,672	434,130	443,672	434,130
5.00%, 11/01/2010	250,000	246,095	0	0	250,000	246,095
Series 3058, 5.50%, 10/15/2035	-	-	409,864	406,521	409,864	406,521
5.625%, 03/15/2011	500,000	510,594	-	-	500,000	510,594
Series MTN, 6.00%, 11/20/2015	-	-	300,000	298,921	300,000	298,921
Series 15, 7.00%, 07/25/2023	-	-	356,200	365,799	356,200	365,799
7.00%, 03/15/2010	-	-	400,000	426,277	400,000	426,277
		1,235,652		4,793,492		6,029,144	14.22%

FNMA - 16.39%
3.125%, 03/16/2009	565,000	534,175	-	-	565,000	534,175
3.25%, 07/12/2006	-	-	300,000	298,554	300,000	298,554
4.50%, 08/04/2008	-	-	500,000	493,774	500,000	493,774
Pool 386008, 4.52%, 04/01/2013	-	-	1,100,000	1,063,180	1,100,000	1,063,180
5.00%, 12/13/2007	-	-	200,000	199,198	200,000	199,198
5.00%, 08/02/2012	750,000	737,574	-	-	750,000	737,574
5.00%, 03/02/2015	500,000	484,920	-	-	500,000	484,920
5.125%, 07/20/2012	-	-	500,000	488,800	500,000	488,800
5.25%, 03/24/2015	250,000	244,861	-	-	250,000	244,861
6.00%, 09/01/2015	-	-	300,000	297,720	300,000	297,720

	Monteagle Fixed Income Fund		Memorial Government Bond Fund		New Monteagle Fixed Income Fund (Pro Forma Combined) (a)
	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
6.00%, 05/28/2014	-	-	100,000	99,794	100,000	99,794
Pool 754289, 6.00%, 11/01/2033	-	-	283,866	284,018	283,866	284,018
6.25%, 03/16/2016	500,000.00	498,986.00			500,000	498,986
Pool 545759, 6.50%, 07/01/2032	-	-	672,601	687,673	672,601	687,673
7.25%, 01/15/2010	-	-	500,000	535,728	500,000	535,728
		2,500,516		4,448,439		6,948,955	16.39%

GNMA - 4.06%
Pool 648337, 5.00%, 10/15/2020	-	-	469,605	461,629	469,605	461,629
Series 2003-81, 6.00%, 03/20/2029	-	-	1,000,000	1,008,557	1,000,000	1,008,557
Pool 476998, 6.50%, 07/15/2029	-	-	241,149	250,401	241,149	250,401
		-		1,720,587		1,720,587	4.06%

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS		$21,616,760		$19,396,647		$41,013,407	96.75%

	Shares	Value	Shares	Value	Shares	Value
SHORT TERM INVESTMENTS - 2.62%
Federated Treasury Obligation Money Market Fund	204,047	$204,047		$-	204,047	204,047
Merrimac Treasury Plus Series Fund			419,339	419,339	419,339	419,339
Merrimac US Government Series Fund			486,058	486,058	486,058	486,058
TOTAL SHORT TERM INVESTMENTS		204,047		905,397		1,109,444	2.62%

	Monteagle Fixed Income Fund		Memorial Government Bond Fund		New Monteagle Fixed Income Fund (Pro Forma Combined) (a)
	Principal Amount	Value	Principal Amount	Value	Principal Amount	Value
Total Investments - 99.37%		21,820,807		20,302,044		42,122,851	99.37%
Other Assets in Excess of Liabilities, Net 0.63%		153,824		113,356		267,180	0.63%
TOTAL NET ASSETS - 100.00%		$21,974,631		$20,415,400		$42,390,031	$42,390,031

MONTEAGLE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES PRO FORMA (UNAUDITED)
MARCH 31, 2006

	Monteagle Fixed Income Fund	Memorial Government Bond Fund	Pro Forma Adjustments	New Monteagle Fixed Income Fund (Pro Forma Combined) (b)
ASSETS
Investments in securities at market value	$21,820,807	$20,302,044	$-	$42,122,851
Receivables:
Dividends and interest		179,916	-	421,936
Prepaid expenses	-	19,767	-	19,767
Reimbursement due from advisor	-	1,380	-	1,380

Total assets	22,062,827	20,503,107	-	42,565,934

LIABILITIES
Payables for:
Distribution payable	69,900	70,462	-	140,362
Investment Advisory fee due to Adviser	18,130	-	15,986	34,116
Administration fees (accounting, distribution & transfer agent)	-	5,543	(5,543)	-
Trustee fees	166	597	662	1,425
Accrued expenses and other liabilities	-	14,569	(14,569)	-

Total liabilities	88,196	91,171	(3,464)	175,903

NET ASSETS	$21,974,631	$20,411,936	$3,464	$42,390,031

NET ASSETS CONSIST OF:
Additional paid-in capital	$21,782,378	$21,914,833	$3,464	$43,700,675

	Monteagle Fixed Income Fund	Memorial Government Bond Fund	Pro Forma Adjustments	New Monteagle Fixed Income Fund (Pro Forma Combined) (b)
Accumulated net realized gain/(loss) on investments	797,637	(1,217,279)		(419,642)
Net unrealized appreciation/ (depreciation) on investments	(605,384)	(285,618)		(891,002)
Total net assets	$21,974,631	$20,411,936	$3,464	$42,390,031
Shares of Beneficial Interest Issued and Outstanding (Unlimited number of shares authorized with no par value)	2,225,994	2,039,686	(30,912)	4,234,768

Net asset value, offering and redemption price per share (a)	$9.87	$10.01		$10.01

(a) Shares of Target Fund are exchanged for new class of shares of Acquiring Fund, to be established upon consummation of the merger.

(b) Upon completion of the reorganization, the Memorial Government Bond Fund will change its name to the "Monteagle Fixed Income Fund."

MONTEAGLE FIXED INCOME FUND
STATEMENT OF OPERATIONS PRO FORMA (UNAUDITED)
FOR THE TWELVE MONTHS ENDED MARCH 31, 2006

	Monteagle Fixed Income Fund	Memorial Government Bond Fund	Pro forma Adjustments		New Monteagle Fixed Income Fund (Pro Forma Combined) (2)
Investment Income
Interest and amortization	$1,089,306	$1,175,098	-		$2,264,404

Total income	1,089,306	1,175,098	-		2,264,404

Expenses
Investment Advisory Fees	270,702	102,280	36,411	(1)	409,393
Administration Fees	-	86,702	(86,702	)(1)	-
Distribution Fees 12b-1	-	77,804	(77,804	)(1)	-
Custodian Fees	-	6,112	(6,112	)(1)	-
Audit Fees	-	15,394	(15,394	)(1)	-
Legal Fees	-	26,698	(26,698	)(1)	-
Registration Fees	-	21,216	(21,216	)(1)	-
Trustee Fees	5,367	13,976	(13,643	)(1)	5,700
Insurance	-	10,202	(10,202	)(1)	-
Other	-	25,703	(25,703	)(1)	-

Total expenses	276,069	386,087	(247,063)		415,093
Expenses waiver & reimbursement	(21,992)	(90,437)	112,429		-
Total expenses, net of reimbursement	254,077	295,650	(134,634)		415,093

Net investment income/(loss )	835,229	879,448	134,634		1,849,311

Net Realized and Unrealized Loss
on Investments
Realized loss on investments	224,276	(580,258)	-	(355,982)
Change in unrealized depreciation on investments	(788,157)	238,566	-	(549,591)
Net Realized and Unrealized Loss
on Investments	(563,881)	(341,692)	-	(905,573)

	$271,348	$537,756	$134,634	$943,738

1  Pursuant to the reorganization, the Trust has entered into a new Management Agreement with the Advisers whereby the Advisers pay all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses. The Advisers will receive an increase in revenue, however, will in turn pay for the agreed expenses of the Fund.

2  Upon completion of the reorganization, the Memorial Government Bond Fund will change its name to the "Monteagle Fixed Income Fund."

NOTES
(unaudited)

1)	Description of the Fund

The Memorial Government Bond Fund, (“Government Bond Fund”), a series of the Memorial Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment company.

The Trust’s declaration of trust authorizes the Fund to issue an unlimited number of shares of beneficial interest authorized with no par value.

2)	Basis of Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Monteagle Fixed Income Fund, (“Fixed Income Fund”), a series of the Unified Series Trust (the “Unified Trust”), by the Government Bond Fund as if the acquisition had taken place as of March 31, 2006.

Under the terms of the Plan of Reorganization, the combination of the Government Bond Fund and Fixed Income Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Fixed Income Fund in exchange for shares of the Government Bond Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Funds have been combined as of and for the twelve months ended March 31, 2006. Following the acquisition, the Fixed Income Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Government Bond Fund and the Fixed Income Fund included in the respective annual reports dated December 31, 2005 and August 31, 2005, respectively.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Fixed Income Fund by the Government Bond Fund had taken place as of March 31, 2006.

3)	Portfolio Valuation

Securities, other than short-term securities, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect their values as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with maturities of 60 days or less are valued at amortized cost. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C-1

4)	Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Government Bond Fund that would have been issued at May 31, 2006, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value per share of the shares of the Fixed Income Fund, as of May 31, 2006, divided by the net asset value per share of the shares of the Government Bond Fund as of May 31, 2006. The pro forma number of shares outstanding for the combined fund consists of the following at May 31, 2006:

Monteagle Fixed Income Fund: New Fixed Income Fund

Fund	Net Assets		Net Asset Value Per Share	Shares Outstanding
Monteagle Fixed Income Fund	$21,698,682		$9.80	2,213,099
New Fixed Income Fund	$20,200,387		$9.97	2,027,053
Combined Funds	$41,896,934	*	$9.97	4,240,152

* Includes pro forma net adjustment of $2,135 associated with the accrued changes in the management and Trustee fees.

5)	Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, the Government Bond Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

6)	Portfolio Securities

Securities are not expected to be sold to conform the combined portfolios to the New Fixed Income Fund’s objectives, policies and/or strategies.

Part C

ITEM 15. INDEMNIFICATION

Section 8 of the Trust Instrument filed as an Exhibit to the Registrant's Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

C-2

(1)           (i) Trust Instrument of the Registrant dated November 25, 1997 is incorporated by reference to Exhibit (b)(1) to Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on December 4, 1997 (Accession Number 0001004402-97-000244).

(ii) Amendment No. 1 to the Trust Instrument of the Registrant dated November 25, 1997 is incorporated by reference to Exhibit 23(b)(2) to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on April 21, 2006 (Accession Number 0001144204-06-016407).

(iii) Establishment and Designation of Addition Series (New Value Fund and New Large Cap Growth Fund is incorporated by reference to Exhibit 23(a)(3) to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on April 21, 2006 (Accession Number 0001144204-06-016407).

(iv) Registration of Shares of Growth Equity Fund as Monteagle Growth Equity Fund and Value Equity Fund as Monteagle Value Equity Fund is incorporated by reference to Exhibit 23(a)(4) to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on April 21, 2006 (Accession Number 0001144204-06-016407).

(v) Redesignation of Shares of Government Bond Fund as Establishment and Designation of Additional Series as Monteagle Fixed Income Fund is incorporated by reference to Exhibit 23(a)(5) to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on April 21, 2006 (Accession Number 0001144204-06-016407).

(2)	Not Applicable

(3)	Not Applicable

(4)	Form of Agreement and Plan of Reorganization dated as of June 5, 2006 is filed herewith.

(5)	Sections 2.02, 2.04 and 2.06 of the Trust Instrument provides as follows:

SECTION 2.02 ISSUANCE OF SHARES. Subject to applicable law, the Trustees in their discretion may, from time to time, without vote of the Shareholders, issue Shares, in addition to the then issued and Outstanding Shares and Shares held in the treasury, to such party or parties and for such amount and type of consideration, including cash or securities, at such time or times and on such terms as the Trustees may deem appropriate, and may in such manner acquire other assets (including the acquisition of assets subject to, and in connection with, the assumption of liabilities) and businesses. In connection with any issuance of Shares, the Trustees may issue fractional Shares and Shares held in the treasury. The Trustees may from time to time divide or combine the Shares into a greater or lesser number without thereby changing the proportionate beneficial interests in the Trust. Contributions to the Trust may be accepted for, and Shares shall be redeemed as, whole Shares and/or 1/1,000th of a Share or integral multiples thereof.

SECTION 2.04 TRANSFER OF SHARES. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by that holder's agent thereunto duly authorized in writing, upon delivery to the Trustees or the Transfer Agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees or Transfer Agent. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any Transfer Agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

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SECTION 2.06 ESTABLISHMENT OF SERIES OR CLASS. The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees may divide the Shares of any Series into Classes. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series, to establish and designate and to change in any manner any such Series or Class and to fix such preferences, voting powers, rights and privileges of such Series or Classes as the Trustees may from time to time determine, to divide or combine the Shares or any Series or Classes into a greater or lesser number, to classify or reclassify any issued Shares of any Series or Classes into one or more Series or Classes, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series or Class shall be effective when specified in the resolution of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series or Class. All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series or Classes, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series and each Class, except as the context otherwise requires. Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series subject to Section 2.08 and the preferences, rights and privileges of each Class of that Series. Each holder of Shares of a Series or Class thereof shall be entitled to receive the holder's pro rata share of all distributions made with respect to such Series or Class thereof. Upon redemption of Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust. Each Series and Class thereof of the Trust and their attributes will be set forth in Annex A to this Trust Instrument.

(6)           (i) Form of Management Agreement between Registrant, Parkway Advisors, L.P. and Nashville Capital Corporation dated as of July 1, 2006 is incorporated by reference to Exhibit 23(d)(4) to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on April 21, 2006 (Accession Number 0001144204-06-016407).

(ii) Investment Sub-advisory Agreement between Registrant, Parkway Advisors, L.P. and Davis Hamilton Jackson & Associates, L.P., dated as of December 1, 2002, is incorporated by reference to Exhibit 23(d)(3) to Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on February 28, 2003 (Accession Number 0001093801-03-000264).

(iv) Form of Investment Sub-advisory Agreement between Registrant, Nashville Capital Corporation and Howe and Rusling, Inc. with respect to the Monteagle Fixed Income Fund dated as of July 1, 2006, is incorporated by reference to Exhibit 23(d)(5) to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on April 21, 2006 (Accession Number 0001144204-06-016407).

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(v) Form of Investment Sub-advisory Agreement between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc. with respect to the Monteagle Value Fund dated as of July 1, 2006, is incorporated by reference to Exhibit 23(d)(6) to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on April 21, 2006 (Accession Number 0001144204-06-016407).

(vi) Form of Investment Sub-advisory Agreement between Registrant, Nashville Capital Corporation and Northstar Capital Management, Inc. with respect to the Monteagle Large Cap Growth Fund dated as of July 1, 2006, is incorporated by reference to Exhibit 23(d)(7) to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on April 21, 2006 (Accession Number 0001144204-06-016407).

(7)
Underwriting Agreement between Registrant and Citco Mutual Fund Distributors, Inc. dated as of August 19, 2005 is incorporated by reference to Exhibit 23(e) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on December 30, 2003 (Accession Number 0001093801-03-001630).

(8)	None

(9)
Form of Custodian Agreement between Registrant and Investors Bank & Trust Company is incorporated by reference to Exhibit 23(g)(2) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on March 1, 2000 (Accession Number 0001004402-00-000158).

(10)
January 30, 2004 Memorial Funds Shareholder Services and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit 23(m) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on February 27, 2004 (Accession Number 0001144204-04-002207).

(11)         (i) Opinion of Counsel to Registrant is incorporated by reference to Exhibit 23(i) to Post-Effective Amendment No. Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on April 21, 2006 (Accession Number 0001144204-06-016407).

(ii) Opinion and Consent of Charles W. Lutter, Jr., Attorney and Counselor at Law is filed herewith.

(12)	Form of Opinion of Rabil, Ropka, Kingett & Stewart, L.L.C. regarding tax matters is filed herewith.

(13)          (i) Expense limitation Agreement between Registrant and Parkway Advisors, L.P. dated as of March 1, 2004 is incorporated by reference to Exhibit 23(h)(1) to Post-Effective Amendment No. 22 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on February 27, 2004 (Accession number 0001144204-04-002207).

(ii) Shareholder Service and Distribution Agreement between Registrant and Parkway Advisors Group, Inc. dated as of January 30, 2004 is incorporated by reference to Exhibit 23(h)(2) to the Registrant's Registration Statement on with the Securities and Exchange Commission on Form N-1A on February 27, 2004 (Accession number 0001144204-04-002207).

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(iii) Securities Lending Agency Agreement between Registrant and Investors Bank & Trust Company dated January 31, 2000 is incorporated by reference to Exhibit 23(h)(4) Post-Effective Amendment No. 7 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on March 1, 2000 (Accession Number 0001004402-00-000158).

(iv) Mutual Fund Services Agreement between Registrant and Citco Mutual Fund Services, Inc. dated August 19, 2003 is incorporated by reference to Exhibit 23(h)(4) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A on December 30, 2003 (Accession Number 0001093801-03-001630).

(14)	Consent of Cohen McCurdy, Ltd is filed herewith.

(15)	None.

(16)	Powers of Attorney are filed herewith.

(17)         (i) Prospectuses and Statement of Additional Information for Monteagle Funds (formerly Memorial Funds) dated July 17, 2006 are incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on Form N-1A April 21, 2006 (Accession Number 0001144204-06-016407).

(ii) Prospectuses and Statement of Additional Information for Monteagle Fixed Income Fund, Monteagle Value Fund and Monteagle Large Cap Growth Fund dated March 30, 2005 are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on March 31, 2006 (Accession Number 0001035449-06-000166).

(iii) Audited Annual Financial Report for Memorial Funds December 31, 2005 is incorporated herein by reference to Form N-CSR filed with the Securities and Exchange Commission on March 3, 2006 (Accession Number 0001144204-06-008625).

(iv) Audited Annual Financial Report for the Monteagle Funds dated August 31, 2005 is incorporated herein by reference to Form N-CSR filed with the Securities and Exchange Commission on November 11, 2005 (Accession Number. 0001035449-05-000687).

(v) Form of Proxy Card is filed herewith.

Item 17. Undertakings:

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant, in the City of Abilene and the State of Texas, on the 28th day of June, 2006.

Memorial Funds

By:          /s/
Carl Clayton Peterson, President

As required of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacity and on the dates indicated.

/s/	President and Trustee	June 28, 2006
Carl Clayton Peterson

/s/ *	Trustee	June 28, 2006
Larry Joe Anderson

/s/ *	Trustee	June 28, 2006
Brian Joseph Green

/s/ *	Trustee	June 28, 2006
Charles Michael Kinard

/s/	Chief Financial Officer	June 28, 2006
Thomas W. Alesi

* By      /s/
Charles W. Lutter, Jr. Attorney in Fact

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Exhibit Index

(4)	Agreement and Plan of Reorganization.

(11)(ii)	Opinion and Consent of Charles W. Lutter, Jr., Attorney and Counselor at Law regarding the legality of the issuance of shares and other matters.

(12)	Opinion of Rabil, Ropka, Kingett & Stewart, L.L.C. regarding tax matters.

(14)	Opinion of Cohen McCurdy, Ltd.

(16)	Powers of Attorney.

(17)(v)	Form of Proxy Card.